AST SMALL-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 94.7%
Aerospace & Defense — 2.6%
AAR Corp.*	5,713	$319,871
AeroVironment, Inc.*	4,194	499,883
AerSale Corp.*	65,200	488,348
Archer Aviation, Inc. (Class A Stock)*	3,740	26,591
Astronics Corp.*	5,140	124,234
Axon Enterprise, Inc.*	7,774	4,088,735
BWX Technologies, Inc.	4,463	440,275
Byrna Technologies, Inc.*	2,050	34,522
Cadre Holdings, Inc.	5,170	153,084
Curtiss-Wright Corp.	12,587	3,993,477
Ducommun, Inc.*	2,381	138,169
Embraer SA (Brazil), ADR*(a)	167,471	7,737,160
Hexcel Corp.(a)	99,725	5,460,941
Huntington Ingalls Industries, Inc.	2,790	569,272
Innovative Solutions & Support, Inc.*	3,370	21,197
Karman Holdings, Inc.*(a)	132,712	4,435,235
Kratos Defense & Security Solutions, Inc.*(a)	258,353	7,670,501
Leonardo DRS, Inc.	58,239	1,914,898
Loar Holdings, Inc.*(a)	108,341	7,654,292
Mercury Systems, Inc.*	8,676	373,849
Moog, Inc. (Class A Stock)	4,370	757,539
National Presto Industries, Inc.	6,580	578,448
Park Aerospace Corp.	3,379	45,448
Triumph Group, Inc.*	8,407	213,033
V2X, Inc.*	4,270	209,444
Woodward, Inc.	1,328	242,347
		48,190,793
Air Freight & Logistics — 0.0%
GXO Logistics, Inc.*	13,457	525,900
Hub Group, Inc. (Class A Stock)	9,661	359,099
Radiant Logistics, Inc.*	7,056	43,394
		928,393
Automobile Components — 0.9%
Adient PLC*	98,946	1,272,445
American Axle & Manufacturing Holdings, Inc.*	20,514	83,492
Autoliv, Inc. (Sweden)	7,417	656,034
BorgWarner, Inc.	24,864	712,354
Cooper-Standard Holdings, Inc.*	3,530	54,080
Dana, Inc.	22,518	300,165
Dorman Products, Inc.*	4,807	579,436
Fox Factory Holding Corp.*	45,356	1,058,609
Garrett Motion, Inc. (Switzerland)	27,817	232,828
Gentex Corp.	80,976	1,886,741
Gentherm, Inc.*	4,298	114,928
Goodyear Tire & Rubber Co. (The)*	130,763	1,208,250
Holley, Inc.*	8,010	20,586
LCI Industries	20,296	1,774,479
Lear Corp.	21,251	1,874,763
Modine Manufacturing Co.*(a)	19,388	1,488,029
Motorcar Parts of America, Inc.*	3,660	34,770
Patrick Industries, Inc.	5,440	460,006
Phinia, Inc.	18,417	781,433
QuantumScape Corp.*(a)	51,767	215,351
	Shares	Value
Common Stocks (continued)
Automobile Components (cont’d.)
Standard Motor Products, Inc.	3,725	$92,864
Stoneridge, Inc.*	1,820	8,354
Strattec Security Corp.*	930	36,698
Visteon Corp.*	22,198	1,723,009
XPEL, Inc.*	3,470	101,949
		16,771,653
Automobiles — 0.2%
Harley-Davidson, Inc.(a)	67,970	1,716,243
Lucid Group, Inc.*(a)	53,000	128,260
Thor Industries, Inc.(a)	17,703	1,342,064
Winnebago Industries, Inc.	4,306	148,385
		3,334,952
Banks — 8.7%
1st Source Corp.	20,259	1,211,691
ACNB Corp.	1,060	43,630
Amalgamated Financial Corp.	5,046	145,072
Amerant Bancorp, Inc.	52,970	1,093,301
Ameris Bancorp	11,113	639,775
Ames National Corp.	1,750	30,660
Arrow Financial Corp.	12,160	319,686
Associated Banc-Corp.	66,701	1,502,774
Atlantic Union Bankshares Corp.	14,181	441,596
Axos Financial, Inc.*	42,845	2,764,359
Banc of California, Inc.	78,694	1,116,668
BancFirst Corp.	5,343	587,035
Bancorp, Inc. (The)*	33,949	1,793,865
Bank First Corp.	530	53,392
Bank of Hawaii Corp.	6,070	418,648
Bank of Marin Bancorp	13,216	291,677
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,570	255,704
Bank OZK(a)	17,948	779,841
Bank7 Corp.	550	21,307
BankFinancial Corp.	3,820	48,285
BankUnited, Inc.	98,318	3,386,072
Bankwell Financial Group, Inc.	1,410	42,554
Banner Corp.	5,322	339,384
Bar Harbor Bankshares	2,711	79,974
BayCom Corp.	14,500	364,965
BCB Bancorp, Inc.	3,500	34,510
Berkshire Hills Bancorp, Inc.	42,393	1,106,033
Blue Foundry Bancorp*	3,390	31,188
Blue Ridge Bankshares, Inc.*	4,050	13,203
BOK Financial Corp.	8,484	883,609
Bridgewater Bancshares, Inc.*	26,022	361,446
Brookline Bancorp, Inc.	118,074	1,287,007
Burke & Herbert Financial Services Corp.	11,000	617,210
Business First Bancshares, Inc.	4,480	109,088
Byline Bancorp, Inc.	79,915	2,090,576
C&F Financial Corp.	697	46,971
Cadence Bank	77,713	2,359,367
California BanCorp*	22,300	319,559
Camden National Corp.	18,357	742,908
Capital Bancorp, Inc.	13,810	391,237
Capital City Bank Group, Inc.	2,976	107,017
A1

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Capitol Federal Financial, Inc.	235,517	$1,318,895
Carter Bankshares, Inc.*	18,068	292,340
Cathay General Bancorp	26,496	1,140,123
Central Pacific Financial Corp.	39,617	1,071,244
Chemung Financial Corp.	636	30,255
ChoiceOne Financial Services, Inc.	320	9,206
Citizens & Northern Corp.	2,649	53,298
Citizens Community Bancorp, Inc.	920	13,230
Citizens Financial Services, Inc.	220	12,771
City Holding Co.	2,297	269,829
Civista Bancshares, Inc.	19,728	385,485
CNB Financial Corp.	30,872	686,902
Coastal Financial Corp.*	2,220	200,710
Colony Bankcorp, Inc.	3,290	53,133
Columbia Banking System, Inc.	143,740	3,584,876
Columbia Financial, Inc.*	12,680	190,200
Comerica, Inc.	13,428	793,058
Commerce Bancshares, Inc.(a)	15,342	954,733
Community Financial System, Inc.	8,580	487,859
Community Trust Bancorp, Inc.	18,774	945,459
Community West Bancshares	3,170	58,582
ConnectOne Bancorp, Inc.	55,808	1,356,692
Cullen/Frost Bankers, Inc.	6,176	773,235
Customers Bancorp, Inc.*	5,178	259,936
CVB Financial Corp.	22,565	416,550
Dime Community Bancshares, Inc.	87,552	2,440,950
Eagle Bancorp Montana, Inc.	660	11,062
Eagle Bancorp, Inc.	63,880	1,341,480
Eastern Bankshares, Inc.	26,519	434,912
Enterprise Bancorp, Inc.	1,910	74,356
Enterprise Financial Services Corp.	23,402	1,257,623
Equity Bancshares, Inc. (Class A Stock)	3,026	119,224
Esquire Financial Holdings, Inc.	1,450	109,301
Evans Bancorp, Inc.	3,450	134,446
Farmers & Merchants Bancorp, Inc.	1,450	34,669
Farmers National Banc Corp.	22,377	292,020
FB Financial Corp.	6,570	304,585
Fidelity D&D Bancorp, Inc.	260	10,819
Financial Institutions, Inc.	41,180	1,027,853
First Bancorp	6,551	262,957
First Bancorp, Inc. (The)	2,790	68,969
First BanCorp. (Puerto Rico)	26,662	511,111
First Bancshares, Inc. (The)	5,260	177,841
First Bank	4,070	60,277
First Busey Corp.	114,104	2,464,646
First Business Financial Services, Inc.	1,255	59,173
First Commonwealth Financial Corp.	16,698	259,487
First Community Bankshares, Inc.	2,811	105,947
First Community Corp.	420	9,475
First Financial Bancorp	15,248	380,895
First Financial Bankshares, Inc.(a)	19,757	709,671
First Financial Corp.	15,646	766,341
First Foundation, Inc.	190,082	986,526
First Hawaiian, Inc.	67,650	1,653,366
First Horizon Corp.	21,969	426,638
First Internet Bancorp	17,725	474,675
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First Interstate BancSystem, Inc. (Class A Stock)	46,851	$1,342,281
First Merchants Corp.	16,068	649,790
First Mid Bancshares, Inc.	11,230	391,927
First of Long Island Corp. (The)	21,374	263,969
First Savings Financial Group, Inc.	470	12,107
First United Corp.	1,840	55,237
First Western Financial, Inc.*	1,180	23,187
Firstsun Capital Bancorp*	1,000	36,150
Five Star Bancorp	7,210	200,438
Flagstar Financial, Inc.(a)	118,680	1,379,062
Flushing Financial Corp.	92,603	1,176,058
FNB Corp.(a)	51,555	693,415
FS Bancorp, Inc.	1,660	63,097
Fulton Financial Corp.	28,981	524,266
FVCBankcorp, Inc.*	1,550	16,384
German American Bancorp, Inc.	5,012	187,950
Glacier Bancorp, Inc.	16,434	726,711
Great Southern Bancorp, Inc.	13,722	759,787
Greene County Bancorp, Inc.	1,140	27,485
Guaranty Bancshares, Inc.	1,636	65,489
Hancock Whitney Corp.	69,819	3,662,007
Hanmi Financial Corp.	55,636	1,260,712
HarborOne Bancorp, Inc.	7,873	81,643
Hawthorn Bancshares, Inc.	1,170	33,029
HBT Financial, Inc.	4,210	94,346
Heritage Commerce Corp.	261,413	2,488,652
Heritage Financial Corp.	37,135	903,495
Hilltop Holdings, Inc.	43,900	1,336,755
Hingham Institution for Savings (The)(a)	4,476	1,064,393
Home Bancorp, Inc.	8,351	374,125
Home BancShares, Inc.(a)	95,070	2,687,629
HomeStreet, Inc.*	17,500	205,450
HomeTrust Bancshares, Inc.	2,650	90,842
Hope Bancorp, Inc.	148,079	1,550,387
Horizon Bancorp, Inc.	57,952	873,916
Independent Bank Corp. (XNGS)	21,893	1,371,596
Independent Bank Corp. (XLON)	3,633	111,860
International Bancshares Corp.	11,023	695,110
Investar Holding Corp.	1,380	24,302
Kearny Financial Corp.	159,120	996,091
Lakeland Financial Corp.	4,146	246,438
Landmark Bancorp, Inc.	810	22,064
LCNB Corp.	2,150	31,798
Live Oak Bancshares, Inc.	27,374	729,791
MainStreet Bancshares, Inc.	730	12,206
Mercantile Bank Corp.	16,973	737,307
Meridian Corp.	960	13,824
Metrocity Bankshares, Inc.	4,010	110,556
Metropolitan Bank Holding Corp.*	1,880	105,261
Mid Penn Bancorp, Inc.	11,030	285,787
Middlefield Banc Corp.	390	10,901
Midland States Bancorp, Inc.	37,990	650,389
MidWestOne Financial Group, Inc.	25,150	744,691
MVB Financial Corp.	179,060	3,101,319
National Bank Holdings Corp. (Class A Stock)	5,935	227,132

A2

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
National Bankshares, Inc.	780	$20,771
NB Bancorp, Inc.*	55,300	999,271
NBT Bancorp, Inc.	7,607	326,340
Nicolet Bankshares, Inc.	16,478	1,795,443
Northeast Bank	25,605	2,343,882
Northeast Community Bancorp, Inc.	1,460	34,222
Northfield Bancorp, Inc.	109,510	1,194,754
Northrim BanCorp, Inc.	8,872	649,608
Northwest Bancshares, Inc.	20,979	252,168
Norwood Financial Corp.	1,130	27,312
Oak Valley Bancorp	770	19,219
OceanFirst Financial Corp.	96,600	1,643,166
OFG Bancorp (Puerto Rico)	7,362	294,627
Ohio Valley Banc Corp.	690	17,975
Old National Bancorp(a)	181,006	3,835,517
Old Second Bancorp, Inc.	7,780	129,459
OP Bancorp	1,500	18,030
Orange County Bancorp, Inc.	560	13,098
Origin Bancorp, Inc.	31,670	1,097,999
Orrstown Financial Services, Inc.	2,560	76,826
Pacific Premier Bancorp, Inc.	63,050	1,344,226
Park National Corp.	2,454	371,536
Parke Bancorp, Inc.	2,230	42,013
Pathward Financial, Inc.	3,910	285,234
PCB Bancorp	2,570	48,085
Peapack-Gladstone Financial Corp.	88,463	2,512,349
Penns Woods Bancorp, Inc.	1,240	34,608
Peoples Bancorp of North Carolina, Inc.	1,190	32,416
Peoples Bancorp, Inc.	5,885	174,549
Peoples Financial Services Corp.	7,670	341,085
Pinnacle Financial Partners, Inc.	9,648	1,023,074
Pioneer Bancorp, Inc.*	910	10,656
Plumas Bancorp	470	20,337
Ponce Financial Group, Inc.*	3,270	41,431
Popular, Inc. (Puerto Rico)(a)	9,638	890,262
Preferred Bank	55,922	4,678,435
Primis Financial Corp.	4,180	40,839
Princeton Bancorp, Inc.	520	15,886
Prosperity Bancshares, Inc.	10,360	739,393
Provident Bancorp, Inc.*	1,340	15,383
Provident Financial Holdings, Inc.	1,870	27,283
Provident Financial Services, Inc.	93,524	1,605,807
QCR Holdings, Inc.	2,726	194,418
RBB Bancorp	22,430	370,095
Red River Bancshares, Inc.	900	46,485
Renasant Corp.	9,792	332,243
Republic Bancorp, Inc. (Class A Stock)	2,712	173,080
Richmond Mutual BanCorp, Inc.	790	10,112
Riverview Bancorp, Inc.	5,290	29,888
S&T Bancorp, Inc.	6,137	227,376
Sandy Spring Bancorp, Inc.	6,936	193,861
SB Financial Group, Inc.	810	16,864
ServisFirst Bancshares, Inc.(a)	8,532	704,743
Shore Bancshares, Inc.	27,782	376,168
Sierra Bancorp	12,124	338,017
Simmons First National Corp. (Class A Stock)	81,105	1,665,086
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
SmartFinancial, Inc.	2,957	$91,904
South Plains Financial, Inc.	9,680	320,602
Southern First Bancshares, Inc.*	1,960	64,523
Southern Missouri Bancorp, Inc.	13,758	715,691
Southern States Bancshares, Inc.	710	25,383
Southside Bancshares, Inc.	5,160	149,434
SouthState Corp.	14,315	1,328,718
Stellar Bancorp, Inc.	6,936	191,850
Stock Yards Bancorp, Inc.	4,598	317,538
Synovus Financial Corp.	18,295	855,108
Territorial Bancorp, Inc.	2,490	20,866
Texas Capital Bancshares, Inc.*	7,118	531,715
Third Coast Bancshares, Inc.*	1,090	36,373
Timberland Bancorp, Inc.	2,040	61,506
Tompkins Financial Corp.	14,520	914,470
Towne Bank	20,131	688,279
TriCo Bancshares	29,037	1,160,609
Triumph Financial, Inc.*	3,800	219,640
TrustCo Bank Corp.	35,858	1,092,952
Trustmark Corp.	9,892	341,175
UMB Financial Corp.(a)	11,554	1,168,109
Union Bankshares, Inc.	560	17,623
United Bankshares, Inc.	21,864	758,025
United Community Banks, Inc.	18,247	513,288
United Security Bancshares	1,520	13,619
Unity Bancorp, Inc.	1,875	76,312
Univest Financial Corp.	38,642	1,095,887
USCB Financial Holdings, Inc.	910	16,890
Valley National Bancorp	180,516	1,604,787
Veritex Holdings, Inc.	64,600	1,613,062
Virginia National Bankshares Corp.	310	11,185
WaFd, Inc.	60,667	1,733,863
Washington Trust Bancorp, Inc.	45,730	1,411,228
Webster Financial Corp.	7,676	395,698
WesBanco, Inc.	53,353	1,651,809
West BanCorp, Inc.	3,940	78,564
Westamerica BanCorp	4,339	219,684
Western Alliance Bancorp	31,628	2,429,979
Western New England Bancorp, Inc.	5,700	53,010
Wintrust Financial Corp.	39,566	4,449,592
WSFS Financial Corp.	44,383	2,302,146
Zions Bancorp NA	64,311	3,206,546
		163,845,586
Beverages — 0.1%
Boston Beer Co., Inc. (The) (Class A Stock)*	1,328	317,180
Celsius Holdings, Inc.*(a)	17,208	612,949
Coca-Cola Consolidated, Inc.	434	585,900
MGP Ingredients, Inc.	15,069	442,727
National Beverage Corp.	9,571	397,579
Vita Coco Co., Inc. (The)*	7,551	231,438
		2,587,773
Biotechnology — 5.9%
2seventy bio, Inc.*	5,170	25,540
4D Molecular Therapeutics, Inc.*	3,640	11,757
89bio, Inc.*	2,423	17,615

A3

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Absci Corp.*(a)	11,370	$28,539
AC Immune SA (Switzerland)*	4,330	8,097
ACADIA Pharmaceuticals, Inc.*	13,197	219,202
ACELYRIN, Inc.*	4,380	10,819
ADMA Biologics, Inc.*	150,188	2,979,730
Adverum Biotechnologies, Inc.*	2,690	11,755
Agios Pharmaceuticals, Inc.*	7,282	213,363
Akero Therapeutics, Inc.*	3,226	130,588
Aldeyra Therapeutics, Inc.*	9,920	57,040
Alector, Inc.*	14,330	17,626
Alkermes PLC*	75,897	2,506,119
Allogene Therapeutics, Inc.*	33,990	49,625
Altimmune, Inc.*(a)	3,790	18,950
Anika Therapeutics, Inc.*	2,680	40,280
Annexon, Inc.*	9,110	17,582
Apogee Therapeutics, Inc.*(a)	66,285	2,476,408
Arcellx, Inc.*	5,281	346,434
Arcturus Therapeutics Holdings, Inc.*	3,614	38,272
Arcus Biosciences, Inc.*	14,180	111,313
ARS Pharmaceuticals, Inc.*	2,051	25,802
Astria Therapeutics, Inc.*	1,080	5,767
aTyr Pharma, Inc.*	4,540	13,711
Aura Biosciences, Inc.*	4,010	23,499
Avidity Biosciences, Inc.*(a)	59,114	1,745,045
Beam Therapeutics, Inc.*	11,014	215,103
Biomea Fusion, Inc.*(a)	2,530	5,389
Black Diamond Therapeutics, Inc.*	4,590	7,115
Blueprint Medicines Corp.*(a)	15,754	1,394,387
Bridgebio Pharma, Inc.*	81,916	2,831,836
C4 Therapeutics, Inc.*	6,970	11,152
CareDx, Inc.*	7,150	126,912
Caribou Biosciences, Inc.*	13,050	11,916
Catalyst Pharmaceuticals, Inc.*	102,775	2,492,294
CG oncology, Inc.*(a)	115,600	2,831,044
Cogent Biosciences, Inc.*	11,240	67,328
Crinetics Pharmaceuticals, Inc.*(a)	156,510	5,249,345
CRISPR Therapeutics AG (Switzerland)*(a)	11,418	388,555
Cullinan Therapeutics, Inc.*	7,850	59,425
Day One Biopharmaceuticals, Inc.*	7,690	60,982
Denali Therapeutics, Inc.*	17,324	235,520
Design Therapeutics, Inc.*	4,390	16,945
DiaMedica Therapeutics, Inc.*	2,380	9,020
Disc Medicine, Inc.*	710	35,244
Dynavax Technologies Corp.*	18,391	238,531
Emergent BioSolutions, Inc.*	7,370	35,818
Enanta Pharmaceuticals, Inc.*	4,820	26,606
Entrada Therapeutics, Inc.*	1,940	17,538
Erasca, Inc.*	18,000	24,660
Exact Sciences Corp.*	8,470	366,666
Exelixis, Inc.*	27,278	1,007,104
Fate Therapeutics, Inc.*	14,900	11,772
Halozyme Therapeutics, Inc.*	46,986	2,998,177
Ideaya Biosciences, Inc.*	527	8,632
Immunovant, Inc.*	3,993	68,240
Inozyme Pharma, Inc.*	5,230	4,759
Insmed, Inc.*	145,410	11,093,329
Intellia Therapeutics, Inc.*	12,917	91,840
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Iovance Biotherapeutics, Inc.*	24,950	$83,083
Ironwood Pharmaceuticals, Inc.*	6,290	9,246
iTeos Therapeutics, Inc.*	5,710	34,089
Janux Therapeutics, Inc.*	440	11,880
Jasper Therapeutics, Inc.*	780	3,354
KalVista Pharmaceuticals, Inc.*	6,490	74,895
Keros Therapeutics, Inc.*	1,308	13,329
Kiniksa Pharmaceuticals International PLC*	6,810	151,250
Kodiak Sciences, Inc.*	6,310	17,700
Krystal Biotech, Inc.*(a)	36,528	6,585,998
Kura Oncology, Inc.*	11,055	72,963
Kymera Therapeutics, Inc.*	45,214	1,237,507
MacroGenics, Inc.*	10,990	13,957
MannKind Corp.*	37,003	186,125
MediciNova, Inc.*	4,930	7,198
MeiraGTx Holdings PLC*	7,520	50,986
Merus NV (Netherlands)*(a)	121,885	5,130,140
MiMedx Group, Inc.*	21,280	161,728
Monte Rosa Therapeutics, Inc.*	3,360	15,590
MoonLake Immunotherapeutics*	1,410	55,089
Myriad Genetics, Inc.*	11,208	99,415
Natera, Inc.*	35,162	4,972,258
Newamsterdam Pharma Co. NV (Netherlands)*	200,000	4,094,000
Nkarta, Inc.*	7,360	13,542
Nurix Therapeutics, Inc.*	6,260	74,369
Nuvalent, Inc. (Class A Stock)*	21,898	1,553,006
Olema Pharmaceuticals, Inc.*	9,471	35,611
Organogenesis Holdings, Inc.*	16,810	72,619
ORIC Pharmaceuticals, Inc.*	7,130	39,785
Prothena Corp. PLC (Ireland)*	7,287	90,177
PTC Therapeutics, Inc.*	69,585	3,546,052
Puma Biotechnology, Inc.*	7,140	21,134
Recursion Pharmaceuticals, Inc. (Class A Stock)*(a)	19,460	102,943
REGENXBIO, Inc.*	7,187	51,387
Relay Therapeutics, Inc.*	20,080	52,610
Replimune Group, Inc.*	10,260	100,035
Revolution Medicines, Inc.*	589	20,827
Rezolute, Inc.*	4,000	11,600
Rhythm Pharmaceuticals, Inc.*	50,359	2,667,516
Rigel Pharmaceuticals, Inc.*	640	11,514
Rocket Pharmaceuticals, Inc.*	8,070	53,827
Roivant Sciences Ltd.*	11,212	113,129
Sana Biotechnology, Inc.*(a)	19,750	33,180
Sarepta Therapeutics, Inc.*	1,479	94,390
Savara, Inc.*	5,450	15,097
Sera Prognostics, Inc. (Class A Stock)*	2,450	9,016
Soleno Therapeutics, Inc.*(a)	61,511	4,394,961
Solid Biosciences, Inc.*	2,540	9,398
SpringWorks Therapeutics, Inc.*	4,396	193,995
Spyre Therapeutics, Inc.*(a)	61,058	985,171
Stoke Therapeutics, Inc.*	7,930	52,735
Sutro Biopharma, Inc.*	14,430	9,388
Syndax Pharmaceuticals, Inc.*	7,590	93,243
Tectonic Therapeutic, Inc.*	450	7,970
Tenaya Therapeutics, Inc.*	4,770	2,719

A4

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
TG Therapeutics, Inc.*(a)	50,167	$1,978,085
Travere Therapeutics, Inc.*	123,161	2,207,045
Twist Bioscience Corp.*	5,348	209,962
Tyra Biosciences, Inc.*	1,770	16,461
Ultragenyx Pharmaceutical, Inc.*	55,287	2,001,942
Vanda Pharmaceuticals, Inc.*	8,257	37,900
Vaxcyte, Inc.*(a)	106,506	4,021,667
Veracyte, Inc.*(a)	69,741	2,067,821
Vericel Corp.*(a)	152,476	6,803,479
Verve Therapeutics, Inc.*	5,320	24,312
Vir Biotechnology, Inc.*	12,130	78,602
Voyager Therapeutics, Inc.*	6,620	22,376
XBiotech, Inc.*	2,660	8,618
Xencor, Inc.*	10,630	113,103
Xenon Pharmaceuticals, Inc. (Canada)*	279,914	9,391,115
Y-mAbs Therapeutics, Inc.*	5,180	22,947
Zymeworks, Inc.*	8,080	96,233
		109,910,056
Broadline Retail — 0.4%
1stdibs.com, Inc.*	3,650	11,096
Dillard’s, Inc. (Class A Stock)(a)	1,553	556,176
Etsy, Inc.*	11,273	531,860
Global-e Online Ltd. (Israel)*	125,000	4,456,250
Groupon, Inc.*(a)	2,560	48,051
Kohl’s Corp.(a)	14,285	116,851
Macy’s, Inc.	35,849	450,264
Ollie’s Bargain Outlet Holdings, Inc.*(a)	8,830	1,027,459
Savers Value Village, Inc.*(a)	6,850	47,265
		7,245,272
Building Products — 1.8%
A.O. Smith Corp.	7,311	477,847
AAON, Inc.(a)	7,330	572,693
Advanced Drainage Systems, Inc.	3,790	411,783
American Woodmark Corp.*	17,499	1,029,466
Apogee Enterprises, Inc.	25,006	1,158,528
Armstrong World Industries, Inc.	11,503	1,620,543
AZEK Co., Inc. (The)*	184,159	9,003,534
AZZ, Inc.	29,183	2,439,991
CSW Industrials, Inc.(a)	2,406	701,397
Fortune Brands Innovations, Inc.	9,052	551,086
Gibraltar Industries, Inc.*	4,402	258,221
Griffon Corp.	52,037	3,720,645
Hayward Holdings, Inc.*	23,142	322,137
Insteel Industries, Inc.	33,069	869,715
Janus International Group, Inc.*(a)	387,057	2,786,810
JELD-WEN Holding, Inc.*	122,187	729,456
Masterbrand, Inc.*	98,613	1,287,886
Quanex Building Products Corp.	7,370	137,008
Resideo Technologies, Inc.*	172,847	3,059,392
Simpson Manufacturing Co., Inc.	6,236	979,551
Tecnoglass, Inc.	6,070	434,308
Trex Co., Inc.*(a)	11,100	644,910
UFP Industries, Inc.	9,692	1,037,432
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Zurn Elkay Water Solutions Corp.	15,092	$497,734
		34,732,073
Capital Markets — 2.9%
Acadian Asset Management, Inc.	5,886	152,212
Affiliated Managers Group, Inc.	4,905	824,187
AlTi Global, Inc.*	3,280	9,971
Artisan Partners Asset Management, Inc. (Class A Stock)	10,715	418,957
BGC Group, Inc. (Class A Stock)	414,138	3,797,645
Blue Owl Capital Corp.(a)	152,429	2,234,609
Bridge Investment Group Holdings, Inc. (Class A Stock)	5,370	51,445
Cohen & Steers, Inc.(a)	7,304	586,146
Diamond Hill Investment Group, Inc.	6,109	872,610
DigitalBridge Group, Inc.	23,056	203,354
Donnelley Financial Solutions, Inc.*	4,887	213,611
Evercore, Inc. (Class A Stock)	15,927	3,180,940
Federated Hermes, Inc.	52,999	2,160,769
GCM Grosvenor, Inc. (Class A Stock)	3,500	46,305
Golub Capital BDC, Inc.	125,390	1,898,405
Hamilton Lane, Inc. (Class A Stock)(a)	74,454	11,069,076
Houlihan Lokey, Inc.	1,291	208,497
Invesco Ltd.	40,542	615,022
Janus Henderson Group PLC	20,565	743,425
Lazard, Inc.	11,139	482,319
MarketAxess Holdings, Inc.	3,512	759,821
Moelis & Co. (Class A Stock)	6,137	358,155
Open Lending Corp.*	19,630	54,179
Piper Sandler Cos.	2,636	652,832
PJT Partners, Inc. (Class A Stock)	31,157	4,295,927
SEI Investments Co.	5,714	443,578
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,350	22,086
StepStone Group, Inc. (Class A Stock)	3,579	186,931
Stifel Financial Corp.	5,320	501,463
StoneX Group, Inc.*	48,493	3,703,895
Victory Capital Holdings, Inc. (Class A Stock)	185,371	10,727,420
Virtu Financial, Inc. (Class A Stock)	13,120	500,134
Virtus Investment Partners, Inc.	8,204	1,414,041
Westwood Holdings Group, Inc.	1,930	31,266
WisdomTree, Inc.	24,778	221,020
		53,642,253
Chemicals — 1.1%
AdvanSix, Inc.	34,089	772,116
Albemarle Corp.(a)	7,972	574,143
American Vanguard Corp.	65,185	286,814
Arq, Inc.*	3,590	14,970
Ashland, Inc.	6,874	407,560
Aspen Aerogels, Inc.*	12,850	82,112
Avient Corp.	14,611	542,945
Axalta Coating Systems Ltd.*	24,258	804,638
Balchem Corp.	5,160	856,560
Bioceres Crop Solutions Corp. (Argentina)*	4,390	20,040
Cabot Corp.	17,179	1,428,262

A5

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Celanese Corp.	6,252	$354,926
Chemours Co. (The)	19,468	263,402
Ecovyst, Inc.*	197,180	1,222,516
Element Solutions, Inc.	38,053	860,378
Flotek Industries, Inc.*	1,340	11,162
FMC Corp.	12,380	522,312
Ginkgo Bioworks Holdings, Inc.*(a)	1,800	10,260
Hawkins, Inc.	3,464	366,907
HB Fuller Co.	8,763	491,780
Huntsman Corp.	107,875	1,703,346
Ingevity Corp.*	21,681	858,351
Innospec, Inc.	11,747	1,113,028
Intrepid Potash, Inc.*	2,074	60,955
Koppers Holdings, Inc.	2,809	78,652
Kronos Worldwide, Inc.	10,650	79,662
Mativ Holdings, Inc.	7,175	44,700
Methanex Corp. (Canada)	65,801	2,308,957
Minerals Technologies, Inc.	4,895	311,175
Mosaic Co. (The)	27,577	744,855
NewMarket Corp.	1,145	648,585
Northern Technologies International Corp.	1,940	20,195
Olin Corp.	63,158	1,530,950
Orion SA (Germany)	8,970	115,982
Quaker Chemical Corp.	2,117	261,682
Rayonier Advanced Materials, Inc.*	12,124	69,713
Scotts Miracle-Gro Co. (The)	3,232	177,405
Sensient Technologies Corp.	6,541	486,847
Stepan Co.	3,273	180,146
Trinseo PLC	2,300	8,464
Tronox Holdings PLC	22,615	159,210
		20,856,663
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	73,488	3,480,392
ACCO Brands Corp.	16,093	67,430
Acme United Corp.	640	25,350
ACV Auctions, Inc. (Class A Stock)*	653,781	9,211,774
Brady Corp. (Class A Stock)	38,208	2,699,013
BrightView Holdings, Inc.*	13,630	175,009
Brink’s Co. (The)	44,577	3,840,754
Casella Waste Systems, Inc. (Class A Stock)*(a)	100,099	11,162,039
CECO Environmental Corp.*	5,476	124,853
Cimpress PLC (Ireland)*	3,539	160,069
Civeo Corp.	2,440	56,120
CompX International, Inc.	700	14,504
Deluxe Corp.	7,580	119,840
Driven Brands Holdings, Inc.*	14,217	243,679
Ennis, Inc.	21,990	441,779
Enviri Corp.*	14,490	96,359
Healthcare Services Group, Inc.*	143,210	1,443,557
HNI Corp.	7,417	328,944
Interface, Inc.	34,956	693,527
Liquidity Services, Inc.*	4,650	144,196
Matthews International Corp. (Class A Stock)	4,990	110,978
MillerKnoll, Inc.	74,780	1,431,289
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Montrose Environmental Group, Inc.*	3,700	$52,762
MSA Safety, Inc.	5,656	829,679
NL Industries, Inc.	5,070	40,053
OPENLANE, Inc.*	16,737	322,689
Perma-Fix Environmental Services, Inc.*	1,710	12,432
Pursuit Attractions & Hospitality, Inc.*	103,350	3,657,556
Quad/Graphics, Inc.	8,250	44,963
Quest Resource Holding Corp.*	1,690	4,394
Steelcase, Inc. (Class A Stock)	119,256	1,307,046
Tetra Tech, Inc.	253,056	7,401,888
UniFirst Corp.	5,596	973,704
Vestis Corp.	14,727	145,797
Virco Mfg. Corp.(a)	2,160	20,434
VSE Corp.(a)	3,088	370,529
		51,255,381
Communications Equipment — 0.2%
ADTRAN Holdings, Inc.*	2,291	19,978
Applied Optoelectronics, Inc.*	3,650	56,028
Aviat Networks, Inc.*	29,169	559,170
BK Technologies Corp.*	500	19,610
Calix, Inc.*	10,244	363,047
Ciena Corp.*	9,003	544,051
Clearfield, Inc.*	1,460	43,391
Digi International, Inc.*	5,818	161,915
Extreme Networks, Inc.*	7,012	92,769
Genasys, Inc.*	5,830	13,234
Harmonic, Inc.*	19,000	182,210
KVH Industries, Inc.*	4,460	23,593
Lumentum Holdings, Inc.*	7,137	444,921
NETGEAR, Inc.*	4,531	110,828
NetScout Systems, Inc.*	11,580	243,296
Ribbon Communications, Inc.*	30,420	119,246
Viavi Solutions, Inc.*	32,299	361,426
		3,358,713
Construction & Engineering — 2.1%
Ameresco, Inc. (Class A Stock)*	5,888	71,127
API Group Corp.*	15,024	537,258
Arcosa, Inc.	6,993	539,300
Argan, Inc.	2,463	323,072
Bowman Consulting Group Ltd.*	1,320	28,816
Comfort Systems USA, Inc.	17,600	5,673,008
Concrete Pumping Holdings, Inc.	6,220	33,961
Construction Partners, Inc. (Class A Stock)*(a)	98,001	7,043,332
Dycom Industries, Inc.*	4,473	681,417
Everus Construction Group, Inc.*	6,640	246,278
Fluor Corp.*	56,341	2,018,135
Granite Construction, Inc.	51,389	3,874,731
Great Lakes Dredge & Dock Corp.*	12,276	106,801
IES Holdings, Inc.*	3,906	644,920
Limbach Holdings, Inc.*	2,150	160,110
MasTec, Inc.*	4,262	497,418
Matrix Service Co.*	4,116	51,162
MYR Group, Inc.*	40,219	4,548,367
Northwest Pipe Co.*	1,615	66,699

A6

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
Orion Group Holdings, Inc.*	5,915	$30,935
Primoris Services Corp.	59,202	3,398,787
Sterling Infrastructure, Inc.*	23,006	2,604,509
Tutor Perini Corp.*	43,642	1,011,621
Valmont Industries, Inc.	2,800	799,036
WillScot Holdings Corp.(a)	188,794	5,248,473
		40,239,273
Construction Materials — 0.5%
Eagle Materials, Inc.	3,309	734,366
Knife River Corp.*(a)	82,150	7,410,752
Smith-Midland Corp.*	720	22,370
United States Lime & Minerals, Inc.	4,396	388,519
		8,556,007
Consumer Finance — 1.5%
Atlanticus Holdings Corp.*	2,707	138,463
Bread Financial Holdings, Inc.	30,826	1,543,766
Consumer Portfolio Services, Inc.*	3,610	31,299
Credit Acceptance Corp.*(a)	1,338	690,876
Dave, Inc.*	890	73,567
Encore Capital Group, Inc.*	4,030	138,148
Enova International, Inc.*	4,305	415,691
EZCORP, Inc. (Class A Stock)*	145,380	2,139,994
FirstCash Holdings, Inc.	52,575	6,325,824
Green Dot Corp. (Class A Stock)*	8,550	72,162
LendingClub Corp.*	160,711	1,658,538
LendingTree, Inc.*	2,470	124,167
Navient Corp.	127,692	1,612,750
Nelnet, Inc. (Class A Stock)	4,493	498,408
NerdWallet, Inc. (Class A Stock)*	7,150	64,708
Old Market Capital Corp.*	1,790	10,776
OneMain Holdings, Inc.	15,679	766,390
Oportun Financial Corp.*	4,870	26,736
PRA Group, Inc.*	6,457	133,143
PROG Holdings, Inc.	6,751	179,577
Regional Management Corp.	1,870	56,306
SLM Corp.	298,055	8,753,875
Upstart Holdings, Inc.*(a)	64,202	2,955,218
World Acceptance Corp.*	857	108,453
		28,518,835
Consumer Staples Distribution & Retail — 1.4%
Andersons, Inc. (The)	34,174	1,467,090
BJ’s Wholesale Club Holdings, Inc.*(a)	83,000	9,470,300
Chefs’ Warehouse, Inc. (The)*(a)	79,509	4,330,060
Grocery Outlet Holding Corp.*	12,543	175,351
Ingles Markets, Inc. (Class A Stock)	2,311	150,515
Natural Grocers by Vitamin Cottage, Inc.	4,810	193,362
PriceSmart, Inc.	34,376	3,019,932
SpartanNash Co.	5,341	108,209
Sprouts Farmers Market, Inc.*	45,161	6,893,375
United Natural Foods, Inc.*	9,994	273,736
Village Super Market, Inc. (Class A Stock)	1,957	74,385
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Weis Markets, Inc.	4,132	$318,371
		26,474,686
Containers & Packaging — 0.5%
AptarGroup, Inc.	1,202	178,353
Ardagh Metal Packaging SA	30,320	91,566
Berry Global Group, Inc.	13,043	910,532
Crown Holdings, Inc.	1,900	169,594
Graphic Packaging Holding Co.(a)	28,433	738,121
Greif, Inc. (Class A Stock)	4,329	238,052
Greif, Inc. (Class B Stock)	2,030	120,338
Myers Industries, Inc.	93,407	1,114,345
O-I Glass, Inc.*	22,431	257,284
Ranpak Holdings Corp.*	8,940	48,455
Sealed Air Corp.	17,478	505,114
Silgan Holdings, Inc.	35,396	1,809,444
Sonoco Products Co.	41,830	1,976,049
TriMas Corp.	50,840	1,191,181
		9,348,428
Distributors — 0.0%
A-Mark Precious Metals, Inc.	3,850	97,674
LKQ Corp.	12,207	519,286
Weyco Group, Inc.	2,090	63,703
		680,663
Diversified Consumer Services — 1.9%
ADT, Inc.	90,125	733,618
Adtalem Global Education, Inc.*	39,555	3,980,815
American Public Education, Inc.*	3,297	73,589
Bright Horizons Family Solutions, Inc.*	43,945	5,582,773
Carriage Services, Inc.	2,679	103,811
European Wax Center, Inc. (Class A Stock)*	6,870	27,137
Frontdoor, Inc.*	109,032	4,189,009
Graham Holdings Co. (Class B Stock)	604	580,359
Grand Canyon Education, Inc.*	37,544	6,495,863
H&R Block, Inc.	18,997	1,043,125
Laureate Education, Inc. (Class A Stock)*	233,532	4,775,729
Lincoln Educational Services Corp.*	5,650	89,666
Mister Car Wash, Inc.*	31,174	245,963
OneSpaWorld Holdings Ltd. (Bahamas)	15,467	259,691
Perdoceo Education Corp.	131,071	3,300,368
Strategic Education, Inc.	3,839	322,322
Stride, Inc.*	32,532	4,115,298
Udemy, Inc.*	3,800	29,488
Universal Technical Institute, Inc.*	8,138	208,984
		36,157,608
Diversified REITs — 0.1%
American Assets Trust, Inc.	31,600	636,424
Empire State Realty Trust, Inc. (Class A Stock)	153,400	1,199,588
		1,836,012

A7

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 0.1%
Anterix, Inc.*	3,430	$125,538
ATN International, Inc.	1,716	34,852
Bandwidth, Inc. (Class A Stock)*	4,570	59,867
Cogent Communications Holdings, Inc.	3,848	235,921
Globalstar, Inc.*	5,286	110,266
IDT Corp. (Class B Stock)	3,966	203,495
Iridium Communications, Inc.	14,755	403,107
Liberty Global Ltd. (Belgium) (Class A Stock)*	19,440	223,754
Liberty Global Ltd. (Belgium) (Class C Stock)*	19,113	228,783
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	5,367	33,973
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	25,780	160,094
Lumen Technologies, Inc.*	110,651	433,752
		2,253,402
Electric Utilities — 0.6%
Genie Energy Ltd. (Class B Stock)	4,329	65,151
Hawaiian Electric Industries, Inc.*	18,570	203,342
IDACORP, Inc.	6,705	779,255
MGE Energy, Inc.	5,868	545,489
OGE Energy Corp.	57,622	2,648,307
Otter Tail Corp.(a)	20,199	1,623,394
Pinnacle West Capital Corp.	9,302	886,015
Portland General Electric Co.	51,996	2,319,022
TXNM Energy, Inc.(a)	42,265	2,260,332
		11,330,307
Electrical Equipment — 1.5%
Acuity, Inc.(a)	3,702	974,922
Allient, Inc.	3,060	67,259
American Superconductor Corp.*	6,623	120,141
Atkore, Inc.	19,372	1,162,126
Bloom Energy Corp. (Class A Stock)*(a)	73,526	1,445,521
EnerSys	34,894	3,195,593
Enovix Corp.*(a)	109,088	800,706
Espey Mfg. & Electronics Corp.	510	13,836
Fluence Energy, Inc.*	14,150	68,627
Generac Holdings, Inc.*	2,492	315,612
Hyliion Holdings Corp.*	8,830	12,362
LSI Industries, Inc.	5,140	87,380
Net Power, Inc.*	4,530	11,914
NEXTracker, Inc. (Class A Stock)*	96,340	4,059,768
nVent Electric PLC	4,791	251,144
Plug Power, Inc.*(a)	8,075	10,901
Powell Industries, Inc.	2,018	343,726
Preformed Line Products Co.	853	119,497
Regal Rexnord Corp.	84,437	9,613,152
Sensata Technologies Holding PLC(a)	152,702	3,706,078
Sunrun, Inc.*	28,173	165,094
Thermon Group Holdings, Inc.*	58,917	1,640,838
Ultralife Corp.*	4,900	26,362
Vicor Corp.*	4,386	205,177
		28,417,736
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 2.5%
Advanced Energy Industries, Inc.	6,070	$578,532
Airgain, Inc.*	2,760	9,301
Arrow Electronics, Inc.*	36,691	3,809,627
Avnet, Inc.	85,718	4,122,179
Badger Meter, Inc.	4,600	875,150
Bel Fuse, Inc. (Class A Stock)	190	13,691
Bel Fuse, Inc. (Class B Stock)	1,866	139,689
Belden, Inc.	33,693	3,377,723
Benchmark Electronics, Inc.	42,656	1,622,208
Climb Global Solutions, Inc.	880	97,469
Coda Octopus Group, Inc.*	2,180	13,603
Cognex Corp.	16,525	492,941
Coherent Corp.*	26,878	1,745,457
Crane NXT Co.(a)	29,557	1,519,230
CTS Corp.	4,777	198,484
Daktronics, Inc.*	9,320	113,518
ePlus, Inc.*	19,496	1,189,841
Evolv Technologies Holdings, Inc.*	6,490	20,249
Fabrinet (Thailand)*	5,310	1,048,778
FARO Technologies, Inc.*	2,695	73,573
Frequency Electronics, Inc.	1,778	27,826
Identiv, Inc.*	3,640	11,612
Insight Enterprises, Inc.*	4,995	749,200
IPG Photonics Corp.*	26,332	1,662,602
Itron, Inc.*	13,902	1,456,373
Kimball Electronics, Inc.*	51,140	841,253
Knowles Corp.*	13,657	207,586
Littelfuse, Inc.	2,838	558,348
Methode Electronics, Inc.	136,020	867,808
Mirion Technologies, Inc.*	26,201	379,914
M-Tron Industries, Inc.*	200	8,908
Napco Security Technologies, Inc.	5,282	121,592
nLight, Inc.*	8,320	64,646
Novanta, Inc.*	5,608	717,095
OSI Systems, Inc.*	16,225	3,153,166
Ouster, Inc.*	4,000	35,920
PAR Technology Corp.*	107,552	6,597,240
PC Connection, Inc.	7,804	487,126
Plexus Corp.*	14,612	1,872,236
Powerfleet, Inc.*	14,180	77,848
Richardson Electronics Ltd.	1,900	21,204
Rogers Corp.*	2,838	191,650
Sanmina Corp.*	16,972	1,292,927
ScanSource, Inc.*	40,852	1,389,377
TD SYNNEX Corp.	468	48,653
TTM Technologies, Inc.*	16,362	335,585
Vishay Intertechnology, Inc.(a)	100,714	1,601,353
Vishay Precision Group, Inc.*	2,061	49,649
Vontier Corp.	37,891	1,244,719
		47,134,659
Energy Equipment & Services — 1.8%
Archrock, Inc.	178,604	4,686,569
Aris Water Solutions, Inc. (Class A Stock)	41,659	1,334,754
Atlas Energy Solutions, Inc.(a)	5,560	99,190
Bristow Group, Inc.*	4,605	145,426
Cactus, Inc. (Class A Stock)	108,456	4,970,538

A8

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
ChampionX Corp.	102,649	$3,058,940
Core Laboratories, Inc.(a)	50,480	756,695
DMC Global, Inc.*	3,810	32,080
Energy Services of America Corp.	1,160	10,962
Expro Group Holdings NV*	118,500	1,177,890
Forum Energy Technologies, Inc.*	1,680	33,785
Geospace Technologies Corp.*	3,390	24,442
Gulf Island Fabrication, Inc.*	4,650	30,039
Helix Energy Solutions Group, Inc.*	24,234	201,385
Helmerich & Payne, Inc.	13,649	356,512
Innovex International, Inc.*	76,490	1,373,760
Kodiak Gas Services, Inc.	5,743	214,214
Liberty Energy, Inc.	90,741	1,436,430
Mammoth Energy Services, Inc.*	5,570	11,363
Nabors Industries Ltd.*	1,710	71,324
National Energy Services Reunited Corp.*	74,100	545,376
Natural Gas Services Group, Inc.*	2,477	54,420
Noble Corp. PLC	18,285	433,354
NOV, Inc.	135,048	2,055,431
NPK International, Inc.*	14,760	85,756
Oceaneering International, Inc.*	15,471	337,422
Oil States International, Inc.*	145,565	749,660
Patterson-UTI Energy, Inc.	14,260	117,217
ProFrac Holding Corp. (Class A Stock)*(a)	115,460	876,341
ProPetro Holding Corp.*	141,160	1,037,526
Ranger Energy Services, Inc. (Class A Stock)	2,720	38,597
RPC, Inc.(a)	240,994	1,325,467
SEACOR Marine Holdings, Inc.*	4,611	23,332
Seadrill Ltd. (Norway)*	8,840	221,000
Select Water Solutions, Inc. (Class A Stock)	101,287	1,063,513
Solaris Energy Infrastructure, Inc. (Class A Stock)	85,102	1,851,820
TechnipFMC PLC (United Kingdom)	71,488	2,265,455
TETRA Technologies, Inc.*	22,252	74,767
Tidewater, Inc.*	7,978	337,230
Transocean Ltd.*(a)	107,544	340,914
Valaris Ltd.*	9,138	358,758
Weatherford International PLC	8,552	457,960
		34,677,614
Entertainment — 0.2%
Atlanta Braves Holdings, Inc. (Class A Stock)*	1,747	76,641
Atlanta Braves Holdings, Inc. (Class C Stock)*	6,252	250,143
Cinemark Holdings, Inc.	17,141	426,639
Eventbrite, Inc. (Class A Stock)*	12,310	25,974
Gaia, Inc.*	2,680	10,318
IMAX Corp.*	8,770	231,089
Madison Square Garden Entertainment Corp.*	5,983	195,883
Madison Square Garden Sports Corp.*	2,338	455,255
Marcus Corp. (The)	4,292	71,633
Playstudios, Inc.*	6,110	7,760
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Reservoir Media, Inc.*	3,490	$26,629
Roku, Inc.*	17,799	1,253,762
Sphere Entertainment Co.*	4,800	157,056
Vivid Seats, Inc. (Class A Stock)*	17,660	52,274
		3,241,056
Financial Services — 2.9%
Acacia Research Corp.*	10,610	33,952
Alerus Financial Corp.	3,800	70,148
AvidXchange Holdings, Inc.*	29,135	247,065
Cantaloupe, Inc.*	12,143	95,565
Cass Information Systems, Inc.	12,982	561,472
Enact Holdings, Inc.	118,483	4,117,284
Essent Group Ltd.	116,656	6,733,384
Euronet Worldwide, Inc.*	22,355	2,388,632
EVERTEC, Inc. (Puerto Rico)	9,619	353,691
Federal Agricultural Mortgage Corp. (Class C Stock)	35,790	6,710,983
Flywire Corp.*	15,929	151,326
International Money Express, Inc.*	63,509	801,484
Jackson Financial, Inc. (Class A Stock)	9,407	788,118
loanDepot, Inc. (Class A Stock)*	6,480	7,711
Marqeta, Inc. (Class A Stock)*	58,392	240,575
Merchants Bancorp	39,360	1,456,320
MGIC Investment Corp.	78,143	1,936,384
NMI Holdings, Inc.*	41,731	1,504,403
Onity Group, Inc.*	1,388	44,860
Paymentus Holdings, Inc. (Class A Stock)*	240,716	6,282,688
Payoneer Global, Inc.*	48,314	353,175
Paysafe Ltd.*	6,830	107,163
Paysign, Inc.*	6,810	14,437
PennyMac Financial Services, Inc.	41,916	4,196,211
Priority Technology Holdings, Inc.*	1,760	11,994
Radian Group, Inc.	50,400	1,666,728
Remitly Global, Inc.*	126,700	2,635,360
Repay Holdings Corp.*	14,190	79,038
Security National Financial Corp. (Class A Stock)*	2,220	26,862
Shift4 Payments, Inc. (Class A Stock)*(a)	19,687	1,608,625
TFS Financial Corp.	19,160	237,392
Velocity Financial, Inc.*	1,290	24,136
Voya Financial, Inc.	54,994	3,726,393
Walker & Dunlop, Inc.	5,521	471,273
Waterstone Financial, Inc.	4,632	62,300
Western Union Co. (The)	188,795	1,997,451
WEX, Inc.*(a)	13,866	2,177,239
		53,921,822
Food Products — 1.2%
Alico, Inc.	1,412	42,134
B&G Foods, Inc.	11,090	76,188
Bunge Global SA	1,009	77,108
Calavo Growers, Inc.	3,330	79,887
Cal-Maine Foods, Inc.	6,599	599,849
Darling Ingredients, Inc.*(a)	17,324	541,202
Dole PLC	7,170	103,606

A9

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Flowers Foods, Inc.	26,557	$504,849
Fresh Del Monte Produce, Inc.	7,811	240,813
Freshpet, Inc.*(a)	37,833	3,146,571
Hain Celestial Group, Inc. (The)*	174,150	722,722
Ingredion, Inc.	25,071	3,389,850
J & J Snack Foods Corp.	2,982	392,789
John B. Sanfilippo & Son, Inc.	15,311	1,084,937
Lamb Weston Holdings, Inc.	3,540	188,682
Lancaster Colony Corp.	3,954	691,950
Limoneira Co.	3,208	56,846
Mama’s Creations, Inc.*	5,420	35,284
Mission Produce, Inc.*	7,520	78,810
Nomad Foods Ltd. (United Kingdom)(a)	132,384	2,601,346
Pilgrim’s Pride Corp.*	6,727	366,689
Post Holdings, Inc.*	8,234	958,108
Seaboard Corp.	126	339,837
Simply Good Foods Co. (The)*	72,817	2,511,458
Tootsie Roll Industries, Inc.	6,612	208,146
TreeHouse Foods, Inc.*	8,188	221,813
Utz Brands, Inc.	141,660	1,994,573
Vital Farms, Inc.*	7,224	220,115
WK Kellogg Co.(a)	68,900	1,373,177
		22,849,339
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	3,415	438,588
MDU Resources Group, Inc.	105,474	1,783,565
National Fuel Gas Co.(a)	10,523	833,316
New Jersey Resources Corp.	15,140	742,768
Northwest Natural Holding Co.	41,041	1,753,272
ONE Gas, Inc.	7,705	582,421
RGC Resources, Inc.	1,820	37,983
Southwest Gas Holdings, Inc.	28,317	2,033,161
Spire, Inc.	28,211	2,207,511
UGI Corp.(a)	21,623	715,073
		11,127,658
Ground Transportation — 0.3%
ArcBest Corp.	3,434	242,372
Avis Budget Group, Inc.*(a)	3,415	259,198
Covenant Logistics Group, Inc.	3,970	88,134
FTAI Infrastructure, Inc.	12,950	58,664
Heartland Express, Inc.	75,010	691,592
Knight-Swift Transportation Holdings, Inc.	15,736	684,359
Landstar System, Inc.	3,829	575,116
Lyft, Inc. (Class A Stock)*	41,216	489,234
Marten Transport Ltd.	35,946	493,179
PAMT Corp.*	4,660	56,572
RXO, Inc.*(a)	58,915	1,125,276
Ryder System, Inc.	4,156	597,674
Saia, Inc.*	290	101,335
Schneider National, Inc. (Class B Stock)	23,656	540,540
Universal Logistics Holdings, Inc.	4,012	105,275
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
Werner Enterprises, Inc.	9,929	$290,920
		6,399,440
Health Care Equipment & Supplies — 2.3%
Accuray, Inc.*	15,880	28,425
AngioDynamics, Inc.*	6,895	64,744
Artivion, Inc.*	6,809	167,365
AtriCure, Inc.*	7,272	234,595
Avanos Medical, Inc.*	7,990	114,497
Axogen, Inc.*	7,689	142,246
Bioventus, Inc. (Class A Stock)*	7,360	67,344
Ceribell, Inc.*	129,300	2,483,853
CONMED Corp.	4,447	268,554
CVRx, Inc.*	1,050	12,842
DENTSPLY SIRONA, Inc.	23,614	352,793
Electromed, Inc.*	1,330	31,734
Embecta Corp.	7,140	91,035
Enovis Corp.*	8,157	311,679
Envista Holdings Corp.*	53,372	921,201
FONAR Corp.*	1,660	23,257
Glaukos Corp.*(a)	48,485	4,771,894
Globus Medical, Inc. (Class A Stock)*(a)	38,300	2,803,560
Haemonetics Corp.*	46,935	2,982,719
ICU Medical, Inc.*	2,473	343,401
Inmode Ltd.*(a)	78,800	1,397,912
Inogen, Inc.*	4,940	35,222
Inspire Medical Systems, Inc.*	55,530	8,844,818
Integer Holdings Corp.*	17,562	2,072,492
Integra LifeSciences Holdings Corp.*	9,365	205,936
iRadimed Corp.	2,106	110,523
Kewaunee Scientific Corp.*	340	13,389
Lantheus Holdings, Inc.*(a)	38,461	3,753,794
LeMaitre Vascular, Inc.	3,474	291,469
LENSAR, Inc.*	2,390	33,747
LivaNova PLC*	38,272	1,503,324
Masimo Corp.*	5,512	918,299
Merit Medical Systems, Inc.*	15,584	1,647,385
Neogen Corp.*	19,160	166,117
Omnicell, Inc.*	7,186	251,223
OraSure Technologies, Inc.*	6,831	23,020
Orthofix Medical, Inc.*	5,030	82,039
OrthoPediatrics Corp.*	3,459	85,195
Penumbra, Inc.*	3,285	878,442
Pro-Dex, Inc.*	550	27,269
Pulmonx Corp.*	5,610	37,755
QuidelOrtho Corp.*	5,762	201,497
RxSight, Inc.*	4,820	121,705
Sanara Medtech, Inc.*	580	17,905
Semler Scientific, Inc.*	1,220	44,164
Sensus Healthcare, Inc.*	1,770	8,372
SI-BONE, Inc.*	4,970	69,729
Sight Sciences, Inc.*	4,080	9,792
STAAR Surgical Co.*	5,913	104,246
Surmodics, Inc.*	338	10,319
Tactile Systems Technology, Inc.*	4,340	57,375
Teleflex, Inc.	3,242	448,012
TransMedics Group, Inc.*(a)	27,048	1,819,789

A10

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Treace Medical Concepts, Inc.*	3,630	$30,456
UFP Technologies, Inc.*	1,224	246,893
Utah Medical Products, Inc.	12,497	700,332
Varex Imaging Corp.*	7,040	81,664
Zimvie, Inc.*	4,450	48,060
Zynex, Inc.*(a)	1,660	3,652
		42,621,070
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.*	36,652	1,111,289
AdaptHealth Corp.*	15,040	163,034
Addus HomeCare Corp.*	96,576	9,550,401
Astrana Health, Inc.*	28,492	883,537
Brookdale Senior Living, Inc.*	35,070	219,538
Castle Biosciences, Inc.*	4,740	94,895
Chemed Corp.	1,366	840,527
Community Health Systems, Inc.*	26,700	72,090
Concentra Group Holdings Parent, Inc.	23,185	503,114
CorVel Corp.*	8,830	988,695
DocGo, Inc.*	3,530	9,319
Encompass Health Corp.	5,935	601,097
Enhabit, Inc.*	7,300	64,167
Ensign Group, Inc. (The)	8,700	1,125,780
Fulgent Genetics, Inc.*	5,110	86,359
GeneDx Holdings Corp.*	8,484	751,385
Guardant Health, Inc.*	83,551	3,559,273
HealthEquity, Inc.*	11,466	1,013,250
Henry Schein, Inc.*	14,477	991,530
Hims & Hers Health, Inc.*(a)	18,901	558,524
InfuSystem Holdings, Inc.*	4,840	26,039
Joint Corp. (The)*	3,110	38,844
LifeStance Health Group, Inc.*	33,203	221,132
National HealthCare Corp.	2,342	217,338
National Research Corp.	21,260	272,128
NeoGenomics, Inc.*	19,006	180,367
Option Care Health, Inc.*	72,872	2,546,876
Owens & Minor, Inc.*	8,688	78,453
Patterson Cos., Inc.	7,383	230,645
Pediatrix Medical Group, Inc.*	149,293	2,163,256
Pennant Group, Inc. (The)*	5,600	140,840
Performant Healthcare, Inc.*	8,490	25,130
Premier, Inc. (Class A Stock)(a)	14,640	282,259
Privia Health Group, Inc.*	14,774	331,676
Progyny, Inc.*	10,061	224,763
RadNet, Inc.*	12,100	601,612
Select Medical Holdings Corp.	56,680	946,556
Sonida Senior Living, Inc.*	680	15,837
Surgery Partners, Inc.*	17,833	423,534
Talkspace, Inc.*	22,130	56,653
U.S. Physical Therapy, Inc.	2,482	179,597
		32,391,339
Health Care Technology — 0.1%
Certara, Inc.*	23,306	230,730
Definitive Healthcare Corp.*	12,020	34,738
Doximity, Inc. (Class A Stock)*	1,097	63,659
Evolent Health, Inc. (Class A Stock)*	13,488	127,731
GoodRx Holdings, Inc. (Class A Stock)*	12,470	54,993
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Health Catalyst, Inc.*	9,980	$45,209
HealthStream, Inc.	4,901	157,714
OptimizeRx Corp.*	3,400	29,444
Phreesia, Inc.*	1,120	28,627
Schrodinger, Inc.*	5,180	102,253
Simulations Plus, Inc.	2,748	67,381
Teladoc Health, Inc.*	21,402	170,360
TruBridge, Inc.*	2,330	64,122
		1,176,961
Hotel & Resort REITs — 0.2%
DiamondRock Hospitality Co.	122,900	948,788
Park Hotels & Resorts, Inc.(a)	110,200	1,176,936
Pebblebrook Hotel Trust	117,900	1,194,327
		3,320,051
Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment, Inc.*	70,910	703,427
Aramark(a)	12,322	425,355
Biglari Holdings, Inc. (Class A Stock)*	20	22,000
Biglari Holdings, Inc. (Class B Stock)*	359	77,738
BJ’s Restaurants, Inc.*	3,419	117,135
Bloomin’ Brands, Inc.	145,443	1,042,826
Boyd Gaming Corp.(a)	41,450	2,728,654
Brinker International, Inc.*	7,051	1,050,952
Caesars Entertainment, Inc.*	17,882	447,050
Cava Group, Inc.*	12,249	1,058,436
Century Casinos, Inc.*	4,700	7,943
Cheesecake Factory, Inc. (The)	61,134	2,974,780
Choice Hotels International, Inc.(a)	5,521	733,078
Churchill Downs, Inc.	3,907	433,950
Cracker Barrel Old Country Store, Inc.	3,310	128,494
Dave & Buster’s Entertainment, Inc.*(a)	18,709	328,717
Denny’s Corp.*(a)	172,350	632,525
Dine Brands Global, Inc.	2,320	53,986
Dutch Bros, Inc. (Class A Stock)*	71,057	4,387,059
El Pollo Loco Holdings, Inc.*(a)	77,136	794,501
First Watch Restaurant Group, Inc.*	8,040	133,866
Full House Resorts, Inc.*	4,770	19,939
Global Business Travel Group, Inc.*	11,300	82,038
Golden Entertainment, Inc.	2,450	64,656
Hilton Grand Vacations, Inc.*	43,335	1,621,162
Inspired Entertainment, Inc.*	4,080	34,843
International Game Technology PLC	89,200	1,450,392
Jack in the Box, Inc.	2,596	70,585
Krispy Kreme, Inc.	22,200	109,224
Kura Sushi USA, Inc. (Class A Stock)*	1,820	93,184
Life Time Group Holdings, Inc.*	159,323	4,811,555
Light & Wonder, Inc.*	7,907	684,825
Lindblad Expeditions Holdings, Inc.*	7,400	68,598
Lucky Strike Entertainment Corp. (Class A Stock)(a)	4,210	41,090
Marriott Vacations Worldwide Corp.	23,516	1,510,668
Monarch Casino & Resort, Inc.	8,300	645,325
Nathan’s Famous, Inc.	683	65,824
Norwegian Cruise Line Holdings Ltd.*	21,123	400,492
Papa John’s International, Inc.	13,389	550,020
Penn Entertainment, Inc.*	12,812	208,964

A11

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Planet Fitness, Inc. (Class A Stock)*	29,007	$2,802,366
Playa Hotels & Resorts NV*	11,902	158,654
Portillo’s, Inc. (Class A Stock)*(a)	8,870	105,464
Potbelly Corp.*	5,150	48,977
Red Robin Gourmet Burgers, Inc.*	2,730	9,719
Red Rock Resorts, Inc. (Class A Stock)	5,531	239,879
Sabre Corp.*	54,060	151,909
Shake Shack, Inc. (Class A Stock)*(a)	15,026	1,324,842
Soho House & Co., Inc. (United Kingdom)*	2,670	16,501
Sportradar Group AG (Switzerland) (Class A Stock)*(a)	118,018	2,551,549
Sweetgreen, Inc. (Class A Stock)*(a)	50,047	1,252,176
Target Hospitality Corp.*	3,640	23,951
Travel + Leisure Co.	36,006	1,666,718
United Parks & Resorts, Inc.*(a)	39,122	1,778,486
Vail Resorts, Inc.(a)	3,809	609,516
Wendy’s Co. (The)	28,433	415,975
Wingstop, Inc.	2,613	589,441
Wyndham Hotels & Resorts, Inc.	78,887	7,140,062
Wynn Resorts Ltd.	4,175	348,613
		52,050,654
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	2,380	36,295
Beazer Homes USA, Inc.*	108,648	2,215,333
Cavco Industries, Inc.*	1,277	663,567
Century Communities, Inc.	15,253	1,023,476
Champion Homes, Inc.*	33,437	3,168,490
Cricut, Inc. (Class A Stock)	2,990	15,398
Dream Finders Homes, Inc. (Class A Stock)*	4,400	99,264
Ethan Allen Interiors, Inc.	4,284	118,667
Flexsteel Industries, Inc.	1,010	36,875
Green Brick Partners, Inc.*	12,914	753,015
Hamilton Beach Brands Holding Co. (Class A Stock)	2,460	47,798
Helen of Troy Ltd.*	27,410	1,466,161
Hooker Furnishings Corp.	2,690	27,008
Installed Building Products, Inc.(a)	12,978	2,225,208
KB Home	10,800	627,696
Landsea Homes Corp.*	5,010	32,164
La-Z-Boy, Inc.	6,668	260,652
Legacy Housing Corp.*	30,170	760,887
Leggett & Platt, Inc.	124,520	984,953
LGI Homes, Inc.*	12,389	823,497
Lifetime Brands, Inc.	4,000	19,720
Lovesac Co. (The)*	2,906	52,831
M/I Homes, Inc.*	6,000	685,080
Meritage Homes Corp.	32,995	2,338,686
Mohawk Industries, Inc.*	7,090	809,536
Newell Brands, Inc.	48,911	303,248
Somnigroup International, Inc.(a)	11,969	716,704
Sonos, Inc.*	17,775	189,659
Taylor Morrison Home Corp.*	57,370	3,444,495
TopBuild Corp.*	1,799	548,605
Traeger, Inc.*	5,360	9,005
Tri Pointe Homes, Inc.*	44,614	1,424,079
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Universal Electronics, Inc.*	2,730	$16,708
VOXX International Corp.*	5,010	37,575
Whirlpool Corp.	5,935	534,922
		26,517,257
Household Products — 0.2%
Central Garden & Pet Co.*(a)	24,040	881,306
Central Garden & Pet Co. (Class A Stock)*	8,561	280,202
Energizer Holdings, Inc.	34,211	1,023,593
Oil-Dri Corp. of America	1,840	84,493
Reynolds Consumer Products, Inc.	19,747	471,163
WD-40 Co.	2,040	497,760
		3,238,517
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	56,759	704,947
Altus Power, Inc.*	18,570	91,921
Clearway Energy, Inc. (Class A Stock)	4,330	123,232
Clearway Energy, Inc. (Class C Stock)	11,091	335,725
Montauk Renewables, Inc.*	17,490	36,554
Ormat Technologies, Inc.(a)	9,246	654,339
		1,946,718
Industrial REITs — 0.1%
First Industrial Realty Trust, Inc.	27,696	1,494,476
Insurance — 4.3%
Ambac Financial Group, Inc.*	70,140	613,725
American Coastal Insurance Corp.	3,610	41,768
AMERISAFE, Inc.	3,261	171,366
Assurant, Inc.	360	75,510
Assured Guaranty Ltd.	77,261	6,806,694
Axis Capital Holdings Ltd.	71,960	7,213,270
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	67,055	2,996,688
Brighthouse Financial, Inc.*	9,350	542,206
Citizens, Inc.*(a)	2,590	11,784
CNO Financial Group, Inc.	36,684	1,527,889
Crawford & Co. (Class A Stock)	5,840	66,693
Donegal Group, Inc. (Class A Stock)	5,030	98,739
eHealth, Inc.*	5,050	33,734
Employers Holdings, Inc.	55,315	2,801,152
F&G Annuities & Life, Inc.	30,820	1,111,061
Fidelis Insurance Holdings Ltd. (United Kingdom)	5,450	88,290
First American Financial Corp.	52,300	3,432,449
Genworth Financial, Inc. (Class A Stock)*	64,031	453,980
Globe Life, Inc.	6,023	793,350
Goosehead Insurance, Inc. (Class A Stock)	15,099	1,782,588
Greenlight Capital Re Ltd. (Class A Stock)*	5,895	79,877
Hagerty, Inc. (Class A Stock)*	3,950	35,708
Hanover Insurance Group, Inc. (The)	11,579	2,014,167
HCI Group, Inc.(a)	18,835	2,810,747
Heritage Insurance Holdings, Inc.*	5,170	74,551

A12

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Hippo Holdings, Inc.*	1,480	$37,829
Horace Mann Educators Corp.	37,826	1,616,305
Investors Title Co.	286	68,949
James River Group Holdings Ltd.	7,070	29,694
Kemper Corp.	117,003	7,821,650
Kingstone Cos., Inc.*	2,670	44,455
Kinsale Capital Group, Inc.	616	299,813
Lemonade, Inc.*	244	7,669
Lincoln National Corp.	37,097	1,332,153
Mercury General Corp.	15,320	856,388
NI Holdings, Inc.*	1,170	16,684
Old Republic International Corp.	23,537	923,121
Oscar Health, Inc. (Class A Stock)*	24,441	320,421
Palomar Holdings, Inc.*	26,574	3,642,764
Primerica, Inc.	3,386	963,419
ProAssurance Corp.*	62,665	1,463,228
RLI Corp.	13,466	1,081,724
Root, Inc. (Class A Stock)*	550	73,392
Safety Insurance Group, Inc.	125,556	9,903,857
Selective Insurance Group, Inc.	17,923	1,640,671
Selectquote, Inc.*	10,340	34,536
SiriusPoint Ltd. (Sweden)*	20,540	355,137
Skyward Specialty Insurance Group, Inc.*(a)	56,118	2,969,765
Stewart Information Services Corp.	21,877	1,560,924
Tiptree, Inc.	5,878	141,601
Trupanion, Inc.*	5,166	192,537
United Fire Group, Inc.	16,096	474,188
Universal Insurance Holdings, Inc.	4,937	117,007
White Mountains Insurance Group Ltd.	3,256	6,270,437
		79,938,304
Interactive Media & Services — 0.6%
Bumble, Inc. (Class A Stock)*	13,600	59,024
Cargurus, Inc.*	68,259	1,988,385
Cars.com, Inc.*	11,233	126,596
EverQuote, Inc. (Class A Stock)*	4,980	130,426
Getty Images Holdings, Inc.*(a)	12,550	21,712
Match Group, Inc.(a)	26,971	841,495
MediaAlpha, Inc. (Class A Stock)*	262,689	2,427,247
Nextdoor Holdings, Inc.*	25,550	39,092
Outbrain, Inc.*	2,710	10,108
QuinStreet, Inc.*	119,411	2,130,292
Shutterstock, Inc.(a)	51,510	959,631
Travelzoo*	1,790	24,398
TripAdvisor, Inc.*	17,718	251,064
TrueCar, Inc.*	21,390	33,796
Vimeo, Inc.*	26,250	138,075
Yelp, Inc.*	9,542	353,340
Ziff Davis, Inc.*	6,695	251,598
ZipRecruiter, Inc. (Class A Stock)*	3,927	23,130
ZoomInfo Technologies, Inc.*	123,513	1,235,130
		11,044,539
IT Services — 0.6%
Amdocs Ltd.	6,801	622,292
ASGN, Inc.*	71,438	4,502,023
CSP, Inc.	1,550	23,777
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
DigitalOcean Holdings, Inc.*	10,965	$366,121
DXC Technology Co.*	25,846	440,674
Globant SA*	4,233	498,309
Grid Dynamics Holdings, Inc.*	12,245	191,634
Hackett Group, Inc. (The)	50,869	1,486,392
Information Services Group, Inc.	8,140	31,827
Kyndryl Holdings, Inc.*	30,991	973,118
Unisys Corp.*	12,490	57,329
Wix.com Ltd. (Israel)*	11,078	1,809,924
		11,003,420
Leisure Products — 0.4%
Acushnet Holdings Corp.(a)	9,687	665,109
American Outdoor Brands, Inc.*	2,348	28,552
Brunswick Corp.	31,060	1,672,581
Clarus Corp.	4,520	16,950
Escalade, Inc.	3,210	49,113
Funko, Inc. (Class A Stock)*	8,620	59,133
Hasbro, Inc.	15,131	930,405
JAKKS Pacific, Inc.	10,998	271,321
Johnson Outdoors, Inc. (Class A Stock)(a)	25,790	640,624
Latham Group, Inc.*	11,430	73,495
Malibu Boats, Inc. (Class A Stock)*	3,242	99,465
Marine Products Corp.	5,730	48,075
MasterCraft Boat Holdings, Inc.*	2,550	43,911
Mattel, Inc.*	37,599	730,549
Polaris, Inc.(a)	38,174	1,562,843
Smith & Wesson Brands, Inc.	6,428	59,909
Sturm Ruger & Co., Inc.	1,260	49,505
Topgolf Callaway Brands Corp.*	23,513	154,951
YETI Holdings, Inc.*	11,495	380,484
		7,536,975
Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.*	16,430	122,075
Azenta, Inc.*	6,840	236,938
BioLife Solutions, Inc.*	7,580	173,127
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,723	419,654
Bio-Techne Corp.	2,701	158,360
Bruker Corp.	10,129	422,784
Charles River Laboratories International, Inc.*	4,300	647,236
Codexis, Inc.*	8,880	23,887
CryoPort, Inc.*	7,750	47,120
Cytek Biosciences, Inc.*	17,830	71,498
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	12,390	27,382
MaxCyte, Inc.*	12,450	33,988
Medpace Holdings, Inc.*	496	151,126
Mesa Laboratories, Inc.	910	107,981
Niagen Bioscience, Inc.*	1,790	12,351
OmniAb, Inc.*	13,228	31,747
Personalis, Inc.*	5,380	18,884
Quanterix Corp.*	3,992	25,988
Repligen Corp.*(a)	4,493	571,689
Seer, Inc.*	5,000	8,450

A13

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Sotera Health Co.*	32,395	$377,726
Stevanato Group SpA (Italy)(a)	294,050	6,004,501
		9,694,492
Machinery — 4.6%
3D Systems Corp.*	12,210	25,885
AGCO Corp.(a)	7,176	664,282
Alamo Group, Inc.	2,011	358,380
Albany International Corp. (Class A Stock)	21,151	1,460,265
Allison Transmission Holdings, Inc.	19,895	1,903,355
Astec Industries, Inc.	3,376	116,303
Atmus Filtration Technologies, Inc.	93,378	3,429,774
Blue Bird Corp.*(a)	23,730	768,140
Chart Industries, Inc.*(a)	20,652	2,981,323
Columbus McKinnon Corp.	34,657	586,743
Crane Co.	28,426	4,354,295
Donaldson Co., Inc.	9,417	631,504
Douglas Dynamics, Inc.	45,884	1,065,885
Eastern Co. (The)	1,520	38,486
Energy Recovery, Inc.*	8,645	137,369
Enerpac Tool Group Corp.	8,735	391,852
Enpro, Inc.	3,396	549,439
Esab Corp.(a)	114,126	13,295,679
ESCO Technologies, Inc.	17,917	2,850,953
Federal Signal Corp.	31,586	2,323,150
Flowserve Corp.	91,250	4,456,650
Franklin Electric Co., Inc.	7,214	677,250
FreightCar America, Inc.*	1,140	6,304
Gates Industrial Corp. PLC*	172,371	3,173,350
Gencor Industries, Inc.*	3,440	41,830
Gorman-Rupp Co. (The)	4,409	154,756
Graham Corp.*	1,830	52,741
Greenbrier Cos., Inc. (The)	24,794	1,269,949
Helios Technologies, Inc.	5,368	172,259
Hillenbrand, Inc.	54,992	1,327,507
Hillman Solutions Corp.*	21,729	190,998
Hurco Cos., Inc.	1,450	22,490
Hyster-Yale, Inc.	2,380	98,865
ITT, Inc.	42,370	5,472,509
JBT Marel Corp.	60,678	7,414,852
Kadant, Inc.(a)	1,655	557,586
Kennametal, Inc.	46,085	981,611
L.B. Foster Co. (Class A Stock)*	14,021	275,933
Lindsay Corp.	9,932	1,256,597
Luxfer Holdings PLC (United Kingdom)	3,660	43,408
Manitowoc Co., Inc. (The)*	3,307	28,407
Mayville Engineering Co., Inc.*	2,270	30,486
Middleby Corp. (The)*(a)	5,647	858,231
Miller Industries, Inc.(a)	14,478	613,433
Mueller Industries, Inc.(a)	15,400	1,172,556
Mueller Water Products, Inc. (Class A Stock)	24,643	626,425
NN, Inc.*	8,590	19,413
Omega Flex, Inc.	1,850	64,343
Oshkosh Corp.	8,186	770,139
Park-Ohio Holdings Corp.	2,910	62,856
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Perma-Pipe International Holdings, Inc.*	2,080	$25,854
Proto Labs, Inc.*	20,296	711,172
RBC Bearings, Inc.*	18,926	6,089,819
REV Group, Inc.	18,986	599,958
Shyft Group, Inc. (The)	5,311	42,966
SPX Technologies, Inc.*	6,716	864,886
Standex International Corp.	1,860	300,185
Tennant Co.	15,678	1,250,321
Terex Corp.	10,533	397,937
Timken Co. (The)	27,989	2,011,569
Titan International, Inc.*	7,535	63,219
Toro Co. (The)	7,744	563,376
Trinity Industries, Inc.	13,216	370,841
Twin Disc, Inc.	2,870	21,726
Wabash National Corp.	107,340	1,186,107
Watts Water Technologies, Inc. (Class A Stock)	3,922	799,774
Worthington Enterprises, Inc.	32,919	1,648,913
		86,775,419
Marine Transportation — 0.2%
Costamare, Inc. (Monaco)	17,300	170,232
Genco Shipping & Trading Ltd.	7,373	98,503
Kirby Corp.*	7,571	764,747
Matson, Inc.	24,871	3,187,716
Pangaea Logistics Solutions Ltd.	6,150	29,274
		4,250,472
Media — 1.0%
Advantage Solutions, Inc.*	24,590	37,131
Altice USA, Inc. (Class A Stock)*	34,460	91,664
AMC Networks, Inc. (Class A Stock)*	4,850	33,368
Boston Omaha Corp. (Class A Stock)*	5,310	77,420
Cable One, Inc.	560	148,831
Cardlytics, Inc.*	7,160	13,031
Emerald Holding, Inc.	80,978	318,244
Entravision Communications Corp. (Class A Stock)	15,860	33,306
Gambling.com Group Ltd. (Malta)*	4,420	55,780
Gannett Co., Inc.*	27,760	80,226
Gray Media, Inc.	13,058	56,411
Integral Ad Science Holding Corp.*(a)	371,778	2,996,531
John Wiley & Sons, Inc. (Class A Stock)	6,859	305,637
Liberty Broadband Corp. (Class A Stock)*	910	77,350
Liberty Broadband Corp. (Class C Stock)*	2,330	198,166
Magnite, Inc.*(a)	490,953	5,601,774
National CineMedia, Inc.*	44,140	257,778
New York Times Co. (The) (Class A Stock)	18,959	940,366
Nexstar Media Group, Inc.	3,973	712,041
PubMatic, Inc. (Class A Stock)*	6,785	62,015
Saga Communications, Inc. (Class A Stock)	970	12,096
Scholastic Corp.	3,590	67,779

A14

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Sinclair, Inc.	6,580	$104,819
Stagwell, Inc.*	381,631	2,308,868
TEGNA, Inc.	265,833	4,843,477
Thryv Holdings, Inc.*	5,250	67,252
		19,501,361
Metals & Mining — 1.1%
Alcoa Corp.	15,082	460,001
Alpha Metallurgical Resources, Inc.*	1,566	196,142
Ascent Industries Co.*	2,140	27,092
ATI, Inc.*	19,430	1,010,943
Caledonia Mining Corp. PLC (South Africa)	1,900	23,731
Carpenter Technology Corp.(a)	31,796	5,760,799
Century Aluminum Co.*	17,121	317,766
Cleveland-Cliffs, Inc.*(a)	58,461	480,549
Coeur Mining, Inc.*	69,148	409,356
Commercial Metals Co.	18,208	837,750
Compass Minerals International, Inc.	4,616	42,883
Constellium SE*	36,600	369,294
Dakota Gold Corp.*	8,380	22,207
Friedman Industries, Inc.	1,970	29,333
Hecla Mining Co.	97,820	543,879
Idaho Strategic Resources, Inc.*	930	13,308
Kaiser Aluminum Corp.	2,470	149,731
Materion Corp.	3,379	275,726
McEwen Mining, Inc. (Canada)*	5,250	39,638
Metallus, Inc.*	6,764	90,367
MP Materials Corp.*	109,200	2,665,572
Nexa Resources SA (Brazil)*	7,220	44,764
Olympic Steel, Inc.	1,298	40,913
Pan American Silver Corp. (Canada)(a)	139,355	3,599,540
Radius Recycling, Inc.	5,450	157,396
Ramaco Resources, Inc. (Class A Stock)	6,170	50,779
Ramaco Resources, Inc. (Class B Stock)	95	676
Royal Gold, Inc.	5,506	900,286
Ryerson Holding Corp.	5,206	119,530
SunCoke Energy, Inc.	15,120	139,104
Tredegar Corp.*	7,040	54,208
United States Steel Corp.	25,239	1,066,600
		19,939,863
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc.	97,500	933,075
Ares Commercial Real Estate Corp.(a)	125,600	581,528
BrightSpire Capital, Inc.	142,100	790,076
Claros Mortgage Trust, Inc.	107,000	399,110
Granite Point Mortgage Trust, Inc.	104,379	271,385
PennyMac Mortgage Investment Trust(a)	100,510	1,472,472
Redwood Trust, Inc.	265,971	1,614,444
Starwood Property Trust, Inc.	28,724	567,873
		6,629,963
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 0.4%
Avista Corp.	51,195	$2,143,535
Black Hills Corp.	33,734	2,045,967
Northwestern Energy Group, Inc.	31,094	1,799,410
Unitil Corp.	18,758	1,082,149
		7,071,061
Office REITs — 0.1%
Cousins Properties, Inc.	79,293	2,339,143
Oil, Gas & Consumable Fuels — 3.7%
Amplify Energy Corp.*	8,000	29,920
Antero Midstream Corp.	65,627	1,181,286
Antero Resources Corp.*	17,929	725,049
APA Corp.(a)	31,655	665,388
Ardmore Shipping Corp. (Ireland)	7,650	74,894
Baytex Energy Corp. (Canada)	663,089	1,478,688
Berry Corp.	13,920	44,683
California Resources Corp.	23,484	1,032,591
Cameco Corp. (Canada)(a)	48,873	2,011,613
Centrus Energy Corp. (Class A Stock)*	2,399	149,242
Chord Energy Corp.	1,640	184,861
Civitas Resources, Inc.	8,225	286,970
Clean Energy Fuels Corp.*	39,650	61,458
CNX Resources Corp.*(a)	23,893	752,152
Comstock Resources, Inc.*(a)	37,445	761,631
Core Natural Resources, Inc.	8,060	621,426
Crescent Energy Co. (Class A Stock)	116,298	1,307,190
CVR Energy, Inc.(a)	86,454	1,677,208
Delek US Holdings, Inc.(a)	85,505	1,288,560
DHT Holdings, Inc.	26,951	282,985
Dorian LPG Ltd.	6,349	141,837
DT Midstream, Inc.	8,080	779,558
Encore Energy Corp. (Canada)*	6,920	9,480
Epsilon Energy Ltd.	3,100	21,886
Evolution Petroleum Corp.	7,920	41,026
Excelerate Energy, Inc. (Class A Stock)(a)	133,790	3,837,097
FutureFuel Corp.	8,200	31,980
Granite Ridge Resources, Inc.	10,500	63,840
Green Plains, Inc.*	7,680	37,248
Gulfport Energy Corp.*	18,238	3,358,345
Hallador Energy Co.*	5,750	70,610
HF Sinclair Corp.	18,074	594,273
HighPeak Energy, Inc.(a)	2,890	36,587
Infinity Natural Resources, Inc. (Class A Stock)*	204,000	3,825,000
International Seaways, Inc.(a)	32,480	1,078,336
Kinetik Holdings, Inc.	6,695	347,738
Kosmos Energy Ltd. (Ghana)*(a)	545,847	1,244,531
Magnolia Oil & Gas Corp. (Class A Stock)(a)	176,682	4,462,987
Matador Resources Co.	93,346	4,769,047
Murphy Oil Corp.(a)	60,037	1,705,051
NACCO Industries, Inc. (Class A Stock)	1,370	46,210
NextDecade Corp.*(a)	182,800	1,422,184
Nordic American Tankers Ltd.	35,530	87,404
Northern Oil & Gas, Inc.(a)	53,335	1,612,317
Ovintiv, Inc.	1,658	70,962

A15

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Par Pacific Holdings, Inc.*	110,510	$1,575,873
PBF Energy, Inc. (Class A Stock)(a)	71,213	1,359,456
Peabody Energy Corp.	18,151	245,946
PHX Minerals, Inc.	6,150	24,293
PrimeEnergy Resources Corp.*	170	38,741
Range Resources Corp.(a)	25,442	1,015,899
REX American Resources Corp.*	36,999	1,390,052
Riley Exploration Permian, Inc.	1,210	35,296
Scorpio Tankers, Inc. (Monaco)	7,359	276,551
SFL Corp. Ltd. (Norway)	22,729	186,378
Sitio Royalties Corp. (Class A Stock)	8,370	166,312
SM Energy Co.	16,717	500,674
South Bow Corp. (Canada)	75,172	1,918,389
Talos Energy, Inc.*	193,566	1,881,462
Teekay Corp. Ltd. (Bermuda)	12,438	81,718
Teekay Tankers Ltd. (Canada) (Class A Stock)	4,789	183,275
Uranium Energy Corp.*(a)	394,192	1,884,238
VAALCO Energy, Inc.	333,590	1,254,298
Viper Energy, Inc.	122,224	5,518,414
Vital Energy, Inc.*(a)	50,000	1,061,000
Vitesse Energy, Inc.	3,530	86,803
World Kinect Corp.(a)	171,099	4,852,368
		69,850,765
Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	3,230	81,945
Louisiana-Pacific Corp.	10,792	992,648
Magnera Corp.*	4,530	82,265
Mercer International, Inc. (Germany)	60,300	370,845
Sylvamo Corp.	15,845	1,062,724
		2,590,427
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	17,074	840,382
Allegiant Travel Co.	2,867	148,081
American Airlines Group, Inc.*	48,045	506,875
Blade Air Mobility, Inc.*	8,840	24,133
Copa Holdings SA (Panama) (Class A Stock)	4,146	383,339
Frontier Group Holdings, Inc.*	15,420	66,923
JetBlue Airways Corp.*	53,492	257,831
SkyWest, Inc.*	6,725	587,563
Sun Country Airlines Holdings, Inc.*	26,680	328,698
		3,143,825
Personal Care Products — 0.6%
BellRing Brands, Inc.*	104,607	7,789,037
Coty, Inc. (Class A Stock)*	83,383	456,105
Edgewell Personal Care Co.	29,219	911,925
elf Beauty, Inc.*(a)	17,743	1,114,083
Herbalife Ltd.*	12,140	104,768
Honest Co., Inc. (The)*	14,860	69,842
Interparfums, Inc.	6,831	777,846
Lifevantage Corp.	3,800	55,404
Nature’s Sunshine Products, Inc.*	3,830	48,066
Olaplex Holdings, Inc.*	18,070	22,949
	Shares	Value
Common Stocks (continued)
Personal Care Products (cont’d.)
USANA Health Sciences, Inc.*	3,081	$83,095
		11,433,120
Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc.*	6,720	10,282
Amneal Pharmaceuticals, Inc.*	44,890	376,178
Amphastar Pharmaceuticals, Inc.*	65,872	1,909,629
Amylyx Pharmaceuticals, Inc.*	2,560	9,062
ANI Pharmaceuticals, Inc.*	15,348	1,027,549
Arvinas, Inc.*	8,501	59,677
Atea Pharmaceuticals, Inc.*	6,270	18,747
Axsome Therapeutics, Inc.*	13,889	1,619,874
Biote Corp. (Class A Stock)*	4,170	13,886
Collegium Pharmaceutical, Inc.*	5,494	163,996
Corcept Therapeutics, Inc.*(a)	26,887	3,071,033
Edgewise Therapeutics, Inc.*	52,171	1,147,762
Elanco Animal Health, Inc.*	62,299	654,139
EyePoint Pharmaceuticals, Inc.*	1,530	8,293
Fulcrum Therapeutics, Inc.*	11,430	32,918
Harmony Biosciences Holdings, Inc.*	7,561	250,950
Innoviva, Inc.*	10,506	190,474
Jazz Pharmaceuticals PLC*	7,013	870,664
LENZ Therapeutics, Inc.*	530	13,626
Ligand Pharmaceuticals, Inc.*	2,819	296,390
Nuvation Bio, Inc.*	13,420	23,619
Organon & Co.	30,279	450,854
Pacira BioSciences, Inc.*	6,312	156,853
Perrigo Co. PLC	18,151	508,954
Phibro Animal Health Corp. (Class A Stock)	4,046	86,423
Pliant Therapeutics, Inc.*	7,400	9,990
Prestige Consumer Healthcare, Inc.*	8,022	689,651
Septerna, Inc.*	58,046	336,086
SIGA Technologies, Inc.*(a)	137,410	753,007
Structure Therapeutics, Inc., ADR*	35,639	616,911
Supernus Pharmaceuticals, Inc.*	9,033	295,831
Tarsus Pharmaceuticals, Inc.*(a)	21,765	1,118,068
Terns Pharmaceuticals, Inc.*	9,180	25,337
Theravance Biopharma, Inc.*	5,080	45,364
Third Harmonic Bio, Inc.*	2,350	8,155
Trevi Therapeutics, Inc.*	2,840	17,864
Verona Pharma PLC (United Kingdom), ADR*	73,500	4,666,515
WaVe Life Sciences Ltd.*	199,921	1,615,362
		23,169,973
Professional Services — 2.7%
Alight, Inc. (Class A Stock)	61,857	366,812
Barrett Business Services, Inc.	4,187	172,295
BGSF, Inc.	1,870	6,882
BlackSky Technology, Inc.*	1,150	8,889
CACI International, Inc. (Class A Stock)*	1,578	579,000
CBIZ, Inc.*(a)	7,378	559,695
Clarivate PLC*(a)	81,478	320,209
Concentrix Corp.(a)	46,056	2,562,556
Conduent, Inc.*	28,013	75,635
CRA International, Inc.	1,165	201,778

A16

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
CSG Systems International, Inc.	5,021	$303,620
Dayforce, Inc.*	6,753	393,902
Dun & Bradstreet Holdings, Inc.	48,641	434,851
ExlService Holdings, Inc.*	88,573	4,181,531
Exponent, Inc.	74,148	6,010,437
First Advantage Corp.*(a)	194,294	2,737,602
Forrester Research, Inc.*	16,480	152,275
Franklin Covey Co.*	11,606	320,558
FTI Consulting, Inc.*	19,869	3,260,106
Genpact Ltd.	18,189	916,362
Heidrick & Struggles International, Inc.	26,914	1,152,727
Huron Consulting Group, Inc.*	22,163	3,179,282
IBEX Holdings Ltd.*	2,160	52,596
ICF International, Inc.	2,877	244,459
Innodata, Inc.*	4,470	160,473
Insperity, Inc.	21,043	1,877,667
KBR, Inc.	46,115	2,296,988
Kelly Services, Inc. (Class A Stock)	145,810	1,920,318
Kforce, Inc.	31,990	1,563,991
Korn Ferry	29,545	2,004,037
Legalzoom.com, Inc.*	21,900	188,559
ManpowerGroup, Inc.	33,522	1,940,253
Mastech Digital, Inc.*	1,560	15,928
Maximus, Inc.	50,834	3,466,370
Mistras Group, Inc.*	5,322	56,307
NV5 Global, Inc.*	9,814	189,116
Parsons Corp.*	9,773	578,659
Paycor HCM, Inc.*	16,310	365,996
Paylocity Holding Corp.*	2,800	524,552
Planet Labs PBC*	23,680	80,038
RCM Technologies, Inc.*	1,540	24,024
Resources Connection, Inc.	154,130	1,008,010
Robert Half, Inc.	9,523	519,480
Science Applications International Corp.	9,932	1,115,066
TaskUS, Inc. (Philippines) (Class A Stock)*	2,900	39,527
TriNet Group, Inc.	6,156	487,801
TrueBlue, Inc.*	107,568	571,186
Upwork, Inc.*	17,371	226,692
Verra Mobility Corp.*	21,229	477,865
Willdan Group, Inc.*	2,510	102,207
		49,995,169
Real Estate Management & Development — 0.5%
AMREP Corp.*	520	10,426
Anywhere Real Estate, Inc.*	14,040	46,753
Compass, Inc. (Class A Stock)*	409,032	3,570,849
Cushman & Wakefield PLC*	141,535	1,446,488
Douglas Elliman, Inc.*	198,470	341,368
eXp World Holdings, Inc.(a)	11,020	107,776
Five Point Holdings LLC (Class A Stock)*	9,610	51,317
Forestar Group, Inc.*	8,650	182,861
FRP Holdings, Inc.*	3,327	95,052
Howard Hughes Holdings, Inc.*(a)	6,945	514,486
Kennedy-Wilson Holdings, Inc.	20,610	178,895
Marcus & Millichap, Inc.	25,041	862,662
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Maui Land & Pineapple Co., Inc.*	3,490	$61,319
Newmark Group, Inc. (Class A Stock)	20,622	250,970
Opendoor Technologies, Inc.*	68,448	69,817
RE/MAX Holdings, Inc. (Class A Stock)*	3,610	30,216
RMR Group, Inc. (The) (Class A Stock)	43,000	715,950
Seritage Growth Properties (Class A Stock)*(a)	148,600	479,978
St. Joe Co. (The)	9,110	427,715
Stratus Properties, Inc.*	1,810	32,128
Tejon Ranch Co.*	4,824	76,460
		9,553,486
Retail REITs — 0.0%
Alexander’s, Inc.	4,200	878,472
Semiconductors & Semiconductor Equipment — 2.4%
Aehr Test Systems*(a)	5,490	40,022
Allegro MicroSystems, Inc. (Japan)*	19,641	493,578
Alpha & Omega Semiconductor Ltd.*	4,958	123,256
Ambarella, Inc.*	4,262	214,506
Amkor Technology, Inc.	33,030	596,522
Amtech Systems, Inc.*	2,960	14,297
Astera Labs, Inc.*	8,789	524,440
Axcelis Technologies, Inc.*(a)	28,619	1,421,506
CEVA, Inc.*	3,921	100,417
Cirrus Logic, Inc.*	11,672	1,163,173
Cohu, Inc.*	7,379	108,545
Credo Technology Group Holding Ltd.*	94,700	3,803,152
Diodes, Inc.*	32,591	1,406,953
Enphase Energy, Inc.*	7,744	480,515
Everspin Technologies, Inc.*	2,880	14,688
FormFactor, Inc.*	12,100	342,309
GSI Technology, Inc.*	5,130	10,414
Ichor Holdings Ltd.*	5,191	117,369
indie Semiconductor, Inc. (China) (Class A Stock)*(a)	19,190	39,052
inTEST Corp.*	2,310	16,147
Kulicke & Soffa Industries, Inc. (Singapore)	100,776	3,323,592
Lattice Semiconductor Corp.*	123,524	6,478,834
MACOM Technology Solutions Holdings, Inc.*	50,485	5,067,684
Magnachip Semiconductor Corp. (South Korea)*	8,820	30,253
MaxLinear, Inc.*	11,270	122,392
MKS Instruments, Inc.	5,685	455,653
NVE Corp.	940	59,916
Onto Innovation, Inc.*	39,695	4,816,591
PDF Solutions, Inc.*	6,460	123,451
Penguin Solutions, Inc.*	8,770	152,335
Photronics, Inc.*(a)	149,840	3,110,678
Power Integrations, Inc.(a)	8,715	440,107
Qorvo, Inc.*	8,609	623,378
Rambus, Inc.*(a)	14,092	729,613
Silicon Laboratories, Inc.*	4,608	518,723
SiTime Corp.*	7,842	1,198,807
SkyWater Technology, Inc.*	3,170	22,475

A17

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Synaptics, Inc.*(a)	65,609	$4,180,605
Ultra Clean Holdings, Inc.*	86,789	1,858,152
Universal Display Corp.	4,463	622,499
Veeco Instruments, Inc.*	8,660	173,893
		45,140,492
Software — 7.0%
8x8, Inc.*	18,460	36,920
A10 Networks, Inc.	12,034	196,636
ACI Worldwide, Inc.*	17,184	940,137
Adeia, Inc.	304,456	4,024,908
Agilysys, Inc.*	2,607	189,112
Alarm.com Holdings, Inc.*	7,784	433,180
Alkami Technology, Inc.*	79,743	2,093,254
Amplitude, Inc. (Class A Stock)*	2,510	25,577
Appfolio, Inc. (Class A Stock)*	1,886	414,731
AvePoint, Inc.*	18,853	272,237
BILL Holdings, Inc.*	11,985	549,992
Blackbaud, Inc.*	8,015	497,331
BlackLine, Inc.*	7,380	357,340
Box, Inc. (Class A Stock)*	21,392	660,157
C3.ai, Inc. (Class A Stock)*(a)	1,370	28,839
CCC Intelligent Solutions Holdings, Inc.*	64,011	578,019
Cerence, Inc.*	3,157	24,940
Cipher Mining, Inc.*	3,630	8,349
Clear Secure, Inc. (Class A Stock)	10,792	279,621
Clearwater Analytics Holdings, Inc. (Class A Stock)*	368,808	9,884,054
Commvault Systems, Inc.*	31,322	4,941,359
Confluent, Inc. (Class A Stock)*	70,037	1,641,667
Consensus Cloud Solutions, Inc.*	3,520	81,242
CoreCard Corp.*	790	14,781
CS Disco, Inc.*	8,880	36,319
CyberArk Software Ltd.*	56,225	19,004,050
Daily Journal Corp.*	190	75,563
Dolby Laboratories, Inc. (Class A Stock)	5,916	475,114
DoubleVerify Holdings, Inc.*	18,930	253,094
Dropbox, Inc. (Class A Stock)*(a)	25,769	688,290
E2open Parent Holdings, Inc.*	39,710	79,420
eGain Corp.*	6,990	33,902
Elastic NV*(a)	37,124	3,307,748
Enfusion, Inc. (Class A Stock)*	11,590	129,228
Expensify, Inc. (Class A Stock)*	2,700	8,208
Five9, Inc.*	6,339	172,104
Freshworks, Inc. (Class A Stock)*	184,022	2,596,550
Gitlab, Inc. (Class A Stock)*(a)	36,045	1,694,115
I3 Verticals, Inc. (Class A Stock)*	3,805	93,869
Informatica, Inc. (Class A Stock)*	16,977	296,249
Intapp, Inc.*	99,449	5,805,833
InterDigital, Inc.(a)	31,783	6,571,135
Jamf Holding Corp.*	16,910	205,456
JFrog Ltd. (Israel)*	339,630	10,868,160
LiveRamp Holdings, Inc.*	88,533	2,314,253
Logility Supply Chain Solutions, Inc. (Class A Stock)	3,873	55,229
Meridianlink, Inc.*	7,580	140,457
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Mitek Systems, Inc.*	6,532	$53,889
Monday.com Ltd.*	9,936	2,416,038
N-able, Inc.*	23,710	168,104
nCino, Inc.*	12,245	336,370
NCR Voyix Corp.*	20,690	201,727
Nutanix, Inc. (Class A Stock)*	38,128	2,661,716
Olo, Inc. (Class A Stock)*	16,060	97,002
ON24, Inc.*	6,710	34,892
OneSpan, Inc.	6,714	102,388
Onestream, Inc.*(a)	205,000	4,374,700
Ooma, Inc.*	4,400	57,596
Pegasystems, Inc.(a)	8,599	597,802
Procore Technologies, Inc.*	5,185	342,314
Progress Software Corp.	6,936	357,273
Q2 Holdings, Inc.*	85,056	6,805,331
Qualys, Inc.*	5,245	660,503
Rapid7, Inc.*	2,720	72,107
Red Violet, Inc.	1,630	61,272
ReposiTrak, Inc.(a)	1,260	25,540
RingCentral, Inc. (Class A Stock)*	8,648	214,124
Riot Platforms, Inc.*	8,450	60,164
Sapiens International Corp. NV (Israel)	7,130	193,152
SEMrush Holdings, Inc. (Class A Stock)*	13,562	126,533
SentinelOne, Inc. (Class A Stock)*	28,406	516,421
ServiceTitan, Inc. (Class A Stock)*(a)	75,500	7,180,805
SolarWinds Corp.	18,458	340,181
SoundThinking, Inc.*	1,288	21,832
Sprinklr, Inc. (Class A Stock)*	17,870	149,214
SPS Commerce, Inc.*	5,127	680,507
Telos Corp.*	9,790	23,300
Tenable Holdings, Inc.*	5,474	191,481
Teradata Corp.*	12,570	282,574
Terawulf, Inc.*(a)	47,179	128,799
UiPath, Inc. (Class A Stock)*	45,880	472,564
Unity Software, Inc.*(a)	29,864	585,036
Varonis Systems, Inc.*	2,637	106,667
Verint Systems, Inc.*	80,873	1,443,583
Vertex, Inc. (Class A Stock)*	244,532	8,561,065
Viant Technology, Inc. (Class A Stock)*	1,990	24,696
Workiva, Inc.*(a)	99,000	7,515,090
Xperi, Inc.*	6,610	51,029
Yext, Inc.*	20,220	124,555
Zeta Global Holdings Corp. (Class A Stock)*	10,844	147,045
		131,645,710
Specialized REITs — 0.4%
National Storage Affiliates Trust(a)	168,000	6,619,200
Specialty Retail — 2.7%
1-800-Flowers.com, Inc. (Class A Stock)*	5,370	31,683
Abercrombie & Fitch Co. (Class A Stock)*	28,808	2,200,067
Academy Sports & Outdoors, Inc.(a)	50,140	2,286,885
Advance Auto Parts, Inc.(a)	21,020	824,194
American Eagle Outfitters, Inc.	31,146	361,917

A18

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
America’s Car-Mart, Inc.*	1,500	$68,085
Arhaus, Inc.*	7,370	64,119
Arko Corp.	17,560	69,362
Asbury Automotive Group, Inc.*	5,541	1,223,674
AutoNation, Inc.*	5,551	898,818
Bath & Body Works, Inc.	56,157	1,702,680
Boot Barn Holdings, Inc.*	79,673	8,559,270
Buckle, Inc. (The)	7,898	302,651
Build-A-Bear Workshop, Inc.	2,673	99,355
Caleres, Inc.	4,109	70,798
Camping World Holdings, Inc. (Class A Stock)	8,956	144,729
Carvana Co.*	11,577	2,420,519
Cato Corp. (The) (Class A Stock)	4,750	15,818
Citi Trends, Inc.*	1,280	28,333
Designer Brands, Inc. (Class A Stock)	6,990	25,514
Duluth Holdings, Inc. (Class B Stock)*	4,710	8,195
Envela Corp.*	1,390	8,660
Floor & Decor Holdings, Inc. (Class A Stock)*	3,347	269,333
Foot Locker, Inc.*	12,880	181,608
Gap, Inc. (The)(a)	48,497	999,523
Genesco, Inc.*	1,869	39,679
Group 1 Automotive, Inc.	12,068	4,609,373
Guess?, Inc.	7,413	82,062
Haverty Furniture Cos., Inc.	57,989	1,143,543
J Jill, Inc.	2,190	42,771
Lands’ End, Inc.*	5,246	53,404
Leslie’s, Inc.*	21,130	15,541
Lithia Motors, Inc.	4,618	1,355,568
MarineMax, Inc.*	33,018	709,887
Monro, Inc.	4,340	62,800
Murphy USA, Inc.	866	406,856
National Vision Holdings, Inc.*	8,986	114,841
ODP Corp. (The)*	3,631	52,032
OneWater Marine, Inc. (Class A Stock)*(a)	49,400	799,292
Penske Automotive Group, Inc.	220	31,676
Petco Health & Wellness Co., Inc.*	20,700	63,135
PetMed Express, Inc.*	42,110	176,441
Revolve Group, Inc.*	6,170	132,593
RH*	1,953	457,803
RumbleON, Inc. (Class B Stock)*	2,030	5,725
Sally Beauty Holdings, Inc.*	16,690	150,711
Shoe Carnival, Inc.	4,495	98,845
Signet Jewelers Ltd.(a)	25,232	1,464,970
Sleep Number Corp.*	4,430	28,086
Sonic Automotive, Inc. (Class A Stock)	22,805	1,298,973
Sportsman’s Warehouse Holdings, Inc.*	8,080	8,032
Stitch Fix, Inc. (Class A Stock)*	14,569	47,349
Tile Shop Holdings, Inc.*	5,470	35,446
Tilly’s, Inc. (Class A Stock)*	3,670	8,074
Upbound Group, Inc.	8,330	199,587
Urban Outfitters, Inc.*	37,611	1,970,816
Valvoline, Inc.*	166,882	5,809,162
Victoria’s Secret & Co.*	9,687	179,985
Warby Parker, Inc. (Class A Stock)*	285,218	5,199,524
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Winmark Corp.	585	$185,954
Zumiez, Inc.*	3,206	47,737
		49,954,063
Technology Hardware, Storage & Peripherals — 0.0%
AstroNova, Inc.*	2,310	21,229
Corsair Gaming, Inc.*	11,890	105,346
CPI Card Group, Inc.*	1,370	39,963
Diebold Nixdorf, Inc.*	2,760	120,667
Eastman Kodak Co.*	7,420	46,894
Intevac, Inc.	4,990	19,960
Turtle Beach Corp.*	2,400	34,248
Xerox Holdings Corp.	16,142	77,966
		466,273
Textiles, Apparel & Luxury Goods — 0.6%
Birkenstock Holding PLC (Germany)*	244	11,187
Carter’s, Inc.	19,504	797,714
Columbia Sportswear Co.(a)	7,975	603,628
Crocs, Inc.*(a)	7,320	777,384
Culp, Inc.*	3,200	16,000
Figs, Inc. (Class A Stock)*	23,190	106,442
G-III Apparel Group Ltd.*	30,807	842,572
Hanesbrands, Inc.*	46,718	269,563
Kontoor Brands, Inc.	7,955	510,154
Lakeland Industries, Inc.	1,620	32,902
Levi Strauss & Co. (Class A Stock)	11,110	173,205
Movado Group, Inc.	2,670	44,642
Oxford Industries, Inc.(a)	21,981	1,289,625
PVH Corp.	16,998	1,098,751
Rocky Brands, Inc.	1,790	31,092
Skechers USA, Inc. (Class A Stock)*	6,513	369,808
Steven Madden Ltd.	40,941	1,090,668
Superior Group of Cos., Inc.	3,400	37,196
Under Armour, Inc. (Class A Stock)*(a)	219,411	1,371,319
Under Armour, Inc. (Class C Stock)*	30,577	181,933
Unifi, Inc.*	4,140	19,913
Vera Bradley, Inc.*	6,450	14,513
VF Corp.	39,823	618,053
Wolverine World Wide, Inc.	7,440	103,491
		10,411,755
Tobacco — 0.1%
Turning Point Brands, Inc.	3,290	195,558
Universal Corp.	43,122	2,416,988
		2,612,546
Trading Companies & Distributors — 2.0%
Air Lease Corp.	16,082	776,921
Alta Equipment Group, Inc.	5,890	27,624
Applied Industrial Technologies, Inc.	31,423	7,080,859
Beacon Roofing Supply, Inc.*	64,101	7,929,294
BlueLinx Holdings, Inc.*	1,441	108,046
Boise Cascade Co.	6,096	597,957
Core & Main, Inc. (Class A Stock)*	9,443	456,191
Custom Truck One Source, Inc.*	13,280	56,042
Distribution Solutions Group, Inc.*	4,397	123,116

A19

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
DNOW, Inc.*	17,081	$291,744
DXP Enterprises, Inc.*	3,117	256,404
EVI Industries, Inc.	1,480	24,834
FTAI Aviation Ltd.	71,986	7,992,606
GATX Corp.	5,647	876,810
Global Industrial Co.	39,156	877,094
GMS, Inc.*	5,455	399,142
H&E Equipment Services, Inc.	5,906	559,830
Herc Holdings, Inc.(a)	4,089	549,030
Hudson Technologies, Inc.*	4,419	27,265
Karat Packaging, Inc.	1,920	51,034
McGrath RentCorp	7,555	841,627
MRC Global, Inc.*	13,503	155,014
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	23,822	1,850,255
Rush Enterprises, Inc. (Class A Stock)	33,715	1,800,718
Rush Enterprises, Inc. (Class B Stock)	3,150	178,038
SiteOne Landscape Supply, Inc.*(a)	4,589	557,288
Titan Machinery, Inc.*(a)	89,278	1,521,297
Transcat, Inc.*	1,560	116,142
WESCO International, Inc.	4,252	660,336
Willis Lease Finance Corp.	960	151,651
Xometry, Inc. (Class A Stock)*	5,830	145,284
		37,039,493
Water Utilities — 0.2%
American States Water Co.	5,752	452,567
Artesian Resources Corp. (Class A Stock)	1,789	58,411
California Water Service Group	8,849	428,822
Consolidated Water Co., Ltd.	2,625	64,286
Essential Utilities, Inc.	15,291	604,453
Global Water Resources, Inc.	1,480	15,259
Middlesex Water Co.	2,851	182,749
Pure Cycle Corp.*	4,910	51,408
SJW Group	28,185	1,541,438
York Water Co. (The)	2,403	83,336
		3,482,729
Wireless Telecommunication Services — 0.0%
Gogo, Inc.*	13,660	117,749
Shenandoah Telecommunications Co.	7,601	95,544
Telephone & Data Systems, Inc.	16,467	637,932
		851,225

Total Common Stocks (cost $1,914,612,364)		1,779,144,884
Unaffiliated Exchange-Traded Funds — 3.0%
iShares Russell 2000 ETF	147,555	29,435,747
iShares Russell 2000 Growth ETF	24,976	6,382,117
iShares Russell 2000 Value ETF	42,657	6,440,354
Vanguard Small-Cap Growth ETF	24,147	6,079,490
Vanguard Small-Cap Value ETF	38,003	7,079,579

Total Unaffiliated Exchange-Traded Funds (cost $58,004,334)		55,417,287

	Units	Value
Warrants* — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc., expiring 03/11/28	200	$—
Pharmaceuticals — 0.0%
Optinose, Inc., expiring 11/23/27	66,494	1

Total Warrants (cost $1,467)		1

Total Long-Term Investments (cost $1,972,618,165)		1,834,562,172

	Shares
Short-Term Investments — 16.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	35,766,680	35,766,680
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $274,234,974; includes $273,135,618 of cash collateral for securities on loan)(b)(wb)	274,402,184	274,237,543

Total Short-Term Investments (cost $310,001,654)		310,004,223

TOTAL INVESTMENTS—114.2% (cost $2,282,619,819)		2,144,566,395

Liabilities in excess of other assets — (14.2)%		(266,342,770)

Net Assets — 100.0%		$1,878,223,625

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $266,490,295; cash collateral of $273,135,618 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

A20

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21